   As filed with the Securities and Exchange Commission on April 27, 1999

                                                      Registration No. 2-95002
                                                                     811-04184
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                   FORM N-4

                        POST-EFFECTIVE AMENDMENT NO. 19

                                      to
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|
                                      and

                               AMENDMENT NO. 19
                                      to

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                            |X|

                      SUN LIFE (N.Y.) VARIABLE ACCOUNT A
                          (Exact Name of Registrant)

              SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                              (Name of Depositor)

                                80 Broad Street
                           New York, New York 10004
                            (Address of Depositor's
                         Principal Executive Offices)

                 Depositor's Telephone Number:  (212) 943-3855

          Edward M. Shea, Assistant Vice President and Senior Counsel
                c/o Sun Life Assurance Company of Canada (U.S.)
                      Retirement Products and Services
                               One Copley Place
                          Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                         Copies of Communications to:

                             David N. Brown, Esq.
                              Covington & Burling
                        1201 Pennsylvania Avenue, N.W.
                                 P.O. Box 7566
                            Washington, D.C.  20044



|X| It is proposed that this filing will become effective on April 30, 1999 pursuant to paragraph (b) of Rule 485.





--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

C1 (NY)

                              PART A

               INFORMATION REQUIRED IN A PROSPECTUS



     Attached hereto and made a part hereof is the Prospectus dated May 1, 1999.

                                                                      PROSPECTUS
                                                                     MAY 1, 1999

                                   COMPASS I

    Sun Life Insurance and Annuity Company of New York ("we" or the "Company") and Sun Life (N.Y.) Variable Account A (the "Variable Account") offer the individual flexible payment deferred annuity contracts (the "Contracts") described in this Prospectus. The Contracts are designed for use in connection with retirement plans that meet the requirements of Sections 401 or 408 (excluding Section 408(b)) of the Internal Revenue Code.

    Contract owners may choose among 11 variable investment options and a fixed account option. The variable options are sub-accounts in the Variable Account, each of which invests in shares in one of the following mutual funds advised by our affiliate, Massachusetts Financial Services Company (the "Funds"):


MFS Money Market Fund                   Massachusetts Investors Trust
MFS Government Money Market Fund        MFS Research Fund
MFS Global Governments Fund             Massachusetts Investors Growth Stock Fund
MFS Bond Fund                           MFS Growth Opportunities Fund
MFS High Income Fund                    MFS Emerging Growth Fund
MFS Total Return Fund


The fixed account option pays interest at a guaranteed fixed rate.


    THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR EACH OF THE FUNDS. PLEASE READ THIS PROSPECTUS AND THE FUND PROSPECTUSES CAREFULLY BEFORE INVESTING AND KEEP THEM FOR FUTURE REFERENCE. THEY CONTAIN IMPORTANT INFORMATION ABOUT THE COMPASS I ANNUITY AND THE FUNDS.


    We have filed a Statement of Additional Information dated May 1, 1999 (the "SAI"), which is incorporated by reference in this Prospectus, with the Securities and Exchange Commission (the "SEC"). The table of contents for the SAI is on page 20 of this Prospectus. You may obtain a copy without charge by writing to our Annuity Service Mailing Address or by telephoning (800) 447-7569 or (212) 943-3855. In addition, the SEC maintains a website (HTTP://WWW.SEC.GOV) that contains this Prospectus, the SAI, materials incorporated by reference, and other information regarding companies that file with the SEC.


THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.



THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



ANY REFERENCE IN THIS PROSPECTUS TO RECEIPT BY US MEANS RECEIPT AT THE FOLLOWING
ADDRESS:


                        ANNUITY SERVICE MAILING ADDRESS,
             C/O SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                                80 BROAD STREET,
                            NEW YORK, NEW YORK 10004

                               TABLE OF CONTENTS


                                                                            PAGE
Definitions                                                                   2
Synopsis                                                                      3
Expense Summary                                                               4
Condensed Financial Information--Accumulation Unit Values                     6
Financial Statements                                                          6
A Word About the Company, the Variable Account and the Funds                  7
Purchase Payments and Contract Values During Accumulation Phase               9
Cash Withdrawals                                                             11
Death Benefit                                                                11
Contract Charges                                                             13
Annuity Provisions                                                           15
Other Contract Provisions                                                    16
Federal Tax Status                                                           18
Year 2000 Compliance                                                         19
Distribution of the Contracts                                                19
Legal Proceedings                                                            20
Owner Inquiries                                                              20
Table of Contents for Statement of Additional Information                    20


                                  DEFINITIONS

    The Contract is a legal document that uses a number of specially defined terms. We explain some of the terms that we use in this Prospectus in the context where they arise, and others are self-explanatory. In addition, for convenient reference, we have compiled the following list of terms used in this Prospectus. If you come across a term that you do not understand, please refer to this list of definitions for an explanation.

Accumulation Account: An account we establish for the Contract to which we credit net Purchase Payments in the form of Accumulation Units.

Accumulation Phase: The period before the Annuity Commencement Date and during the lifetime of the Annuitant. The Accumulation Phase will also terminate when the Owner surrenders the Contract.

Accumulation Unit: A unit of measure we use in the calculation of the value of the Accumulation Account. There are two types of Accumulation Units: Variable Accumulation Units and Fixed Accumulation Units.

Annuitant: The person or persons named in the Contract and on whose life the first annuity payment is to be made.

Annuity Commencement Date: The date on which we are to make the first annuity payment.

Annuity Unit: A unit of measure we use in the calculation of the amount of the second and each subsequent Variable Annuity payment.

Beneficiary: The person who has the right to the death benefit set forth in the Contract.

Company: Sun Life Insurance and Annuity Company of New York (also referred to in this Prospectus as "we").

Contract Years and Contract Anniversaries: The first Contract Year is the period of 12 months plus a part of a month as measured from the date we issue the Contract to the first day of the calendar month that follows the calendar month of issue. All Contract Years and Contract Anniversaries thereafter are 12 month periods based upon the first day of the calendar month that follows the calendar month of issue.

Due Proof of Death: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

Fixed Account: The Fixed Account consists of all assets of the Company other than those allocated to separate accounts of the Company.

Fixed Annuity: An annuity with payments that do not vary as to dollar amount.

Owner: The person, persons or entity entitled to the ownership rights stated in the Contract and in whose name or names the Contract is issued. The Owner must be the trustee or custodian of a retirement plan that meets the requirements of
Section 401 or Section 408 (excluding Section 408(b)) of the Internal Revenue Code.

Payee: The recipient of payments under the Contract. The term may include an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Annuitant.

Purchase Payment (Payment): An amount the Owner pays to us, or that is paid to us on the Owner's behalf, as consideration for the benefits provided by the Contract.

Sub-Account: That portion of the Variable Account that invests in shares of a specific Fund.

Valuation Period: The period of time from one determination of Accumulation Unit and Annuity Unit values to the next subsequent determination of these values.

Variable Annuity: An annuity with payments that vary as to dollar amount in relation to the investment performance of specified Sub-Accounts of the Variable Account.

We: Sun Life Insurance and Annuity Company of New York (U.S.).

                                    SYNOPSIS

    We allocate Purchase Payments to Sub-Accounts of the Variable Account or to the Fixed Account option or both, as the Owner selects. Purchase Payments must total at least $300 for the first Contract Year and each Purchase Payment must be at least $25 (see "Purchase Payments" on page 9). During the Accumulation Phase, the Owner may, without charge, transfer amounts among the Sub-Accounts and between the Sub-Accounts and the Fixed Account, subject to certain conditions (see "Transfers" on page 10).

    We do not deduct a sales charge from Purchase Payments; however, if the Owner makes a cash withdrawal, we will, with certain exceptions, deduct a 5% withdrawal charge. The Owner may withdraw a portion of the Accumulation Account each year before we assess the withdrawal charge and after we have held a Purchase Payment for five years the Owner may withdraw it without charge. We do not assess a withdrawal charge upon annuitization or upon the transfers described above (see "Cash Withdrawals" and "Withdrawal Charges" on pages 11 and 13, respectively).

    If the Annuitant dies before the Annuity Commencement Date, we will pay a death benefit to the Beneficiary. If the Annuitant dies on or after the Annuity Commencement Date, we will not pay a death benefit, except as may be provided under the annuity option elected (see "Death Benefit" on page 11).

    We deduct a contract maintenance charge of $30 on each Contract Anniversary and on a surrender of the Contract for full value. After the Annuity Commencement Date, we deduct this charge pro rata from each annuity payment we make during the year. (See "Contract Maintenance Charge" on page 12.)

    We also deduct a mortality and expense risk charge equal to an annual rate of 1.30% of the daily net assets of the Variable Account (see "Mortality and Expense Risk Charge" on page 13).

    We will deduct a charge for premium taxes payable to any governmental entity (see "Premium Taxes" on page 14).

    Annuity payments will begin on the Annuity Commencement Date. The Owner selects the Annuity Commencement Date, frequency of payments, and the annuity option (see "Annuity Provisions" on page 14).

    If the Owner is not satisfied with the Contract, the Owner may return it to the Company at our Annuity Service Mailing Address within ten days after we deliver the Contract to the Owner. When we receive the returned Contract we will cancel it and refund the full amount of any Purchase Payment(s) we have received.


    ANY PERSON CONTEMPLATING THE PURCHASE OF A CONTRACT SHOULD CONSULT A QUALIFIED TAX ADVISER.

                                EXPENSE SUMMARY

    The purpose of the following table is to help you to understand the costs and expenses that are borne, directly and indirectly, by Contract Owners. The table reflects expenses of the Variable Account as well as of the Funds. We have restated the expense information for certain Funds to reflect current fees. The information set forth should be considered together with the narrative provided under the heading "Contract Charges" in this Prospectus, and with the Funds' prospectuses. In addition to the expenses listed below, premium taxes may be applicable.


 CONTRACT OWNER
   TRANSACTION EXPENSES      MMM     MMG     MWG     MFB     MFH     MTR     MIT     MFR     MIG     MGO     MEG
 -------------------------  -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
 Sales Load Imposed on
   Purchases..............     0       0       0       0       0       0       0       0       0       0       0
   Deferred Sales Load (as
     a percentage of
     Purchase Payments
     withdrawn)(1)
   Years Payment in
     Account
     0-5..................     5%      5%      5%      5%      5%      5%      5%      5%      5%      5%      5%
     More than 5..........     0%      0%      0%      0%      0%      0%      0%      0%      0%      0%      0%
 Exchange Fee.............     0       0       0       0       0       0       0       0       0       0       0
 ANNUAL CONTRACT FEE
 -------------------------               -------------------- $30 per Contract --------------------
 SEPARATE ACCOUNT ANNUAL
   EXPENSES
 -------------------------
 (as a percentage of average separate account
   assets)
 Mortality and Expense
   Risk Fees..............  1.30%   1.30%   1.30%   1.30%   1.30%   1.30%   1.30%   1.30%   1.30%   1.30%   1.30%
 Other Account Fees and
   Expenses...............  0.00%   0.00%   0.00%   0.00%   0.00%   0.00%   0.00%   0.00%   0.00%   0.00%   0.00%
 Total Separate Account
   Annual Expenses........  1.30%   1.30%   1.30%   1.30%   1.30%   1.30%   1.30%   1.30%   1.30%   1.30%   1.30%
 FUND ANNUAL EXPENSES
 -------------------------
 (as a percentage of Fund average net assets)
 Management Fees..........  0.45%   0.47%   0.75%   0.38%   0.45%   0.34%   0.33%   0.43%   0.33%   0.42%   0.69%
 Rule 12b-1 Fees(2).......    --      --    0.25%(3) 0.30%(5) 0.30%(5) 0.35% 0.35%  0.35%   0.35%   0.18%  )(4) 0.25%(3)
 Other Expenses(6)........  0.22%   0.25%   0.32%   0.26%   0.24%   0.21%   0.19%   0.23%   0.21%   0.18%   0.21%
 Total Fund Annual
   Expenses...............  0.67%   0.72%   1.32%   0.94%   0.99%   0.90%   0.87%   1.01%   0.89%   0.78%   1.15%


------------------------------
(1) A portion of the Accumulation Account value may be withdrawn each year without imposition of any withdrawal charge, and after we have held a Purchase Payment for five years it may be withdrawn free of any withdrawal charge.


(2) Each of the Funds except MMM and MMG has adopted a distribution plan for its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, which provides that the Fund will pay distribution/service fees aggregating up to (but not necessarily all of) 0.35% per annum of the average daily net assets attributable to the Class A shares. See "Information Concerning Shares of the Fund -- Distribution Plan" in the Fund's Prospectus.



(3) Payment of the 0.10% per annum Class A distribution fee will be imposed on such date as the Trustees of the Fund may determine.



(4) The 0.35% per annum distribution/service fee is reduced to 0.25% for shares purchased prior to March 1, 1991.



(5) 0.05% of the Class A distribution fee is currently being paid by the Fund. Payment of the remaining portion of the Class A distribution fee will become payable upon such date as the Trustees of the Fund may determine.



(6) Each of the Funds has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such reductions are reflected under "Other Expenses."

                                    EXAMPLES

    If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
MMM.........................................................   $67      $114      $161       $240
MMG.........................................................   $68      $116      $164       $245
MWG.........................................................   $74      $133      $194       $305
MFB.........................................................   $70      $122      $175       $268
MFH.........................................................   $71      $124      $178       $273
MTR.........................................................   $70      $121      $173       $264
MIT.........................................................   $69      $120      $172       $261
MFR.........................................................   $71      $124      $179       $275
MIG.........................................................   $70      $121      $173       $263
MGO.........................................................   $69      $118      $167       $251
MEG.........................................................   $72      $128      $186       $289


    If you do not surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
MMM.........................................................   $21      $ 65      $111       $240
MMG.........................................................   $22      $ 66      $114       $245
MWG.........................................................   $28      $ 84      $144       $305
MFB.........................................................   $24      $ 73      $125       $268
MFH.........................................................   $24      $ 75      $128       $273
MTR.........................................................   $23      $ 72      $123       $264
MIT.........................................................   $23      $ 71      $122       $261
MFR.........................................................   $24      $ 75      $129       $275
MIG.........................................................   $23      $ 72      $122       $261
MGO.........................................................   $22      $ 68      $117       $251
MEG.........................................................   $26      $ 79      $136       $289


    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN.

           CONDENSED FINANCIAL INFORMATION--ACCUMULATION UNIT VALUES

    The following information should be read in conjunction with the Variable Account's financial statements appearing in the Statement of Additional Information, all of which has been audited by Deloitte & Touche LLP, independent certified public accountants.


                                                                       YEAR ENDED DECEMBER 31,
                                  --------------------------------------------------------------------------------------------------
                                    1989      1990      1991      1992      1993      1994      1995      1996      1997      1998
                                  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
MIT
  Unit Value:
    Beginning of period           $12.3567  $17.9399  $17.7020  $22.3383  $23.6826  $25.7230  $25.1346  $34.5590  $42.9716  $55.8438
    End of period                 $17.9399  $17.7020  $22.3383  $28.6826  $25.7230  $25.1346  $34.5590  $42.9716  $55.8438  $67.7826
  Units outstanding end of
    period                          18,059    23,308    22,137    21,171    23,251    25,279    25,203    24,506    24,219    23,908
MIG
  Unit Value:
    Beginning of period           $11.8676  $15.9079  $14.9744  $21.8361  $22.9454  $25.9289  $23.8756  $30.2725  $36.6834  $53.6803
    End of period                 $15.9079  $14.9744  $21.8361  $22.9454  $25.9289  $23.8756  $30.2725  $36.6834  $53.6803  $74.1777
  Units outstanding end of
    period                           6,177    14,928    18,959    21,778    20,003    19,021    12,814     13.06    13,024    16,336
MTR
  Unit Value:
    Beginning of period           $14.7873  $17.9608  $17.3225  $20.8151  $22.6179  $25.7135  $24.7000  $30.9611  $35.0672  $41.7612
    End of period                 $17.9608  $17.3225  $20.8151  $22.6179  $25.7135  $24.7000  $30.9611  $35.0672  $41.7612  $46.1511
  Units outstanding end of
    period                          83,644   105,351   122,995   105,130   100,003    95,322    77,949    72,563    67,638    51,043
MGO
  Unit Value:
    Beginning of period           $12.1191  $15.3740  $14.5083  $17.5663  $18.6739  $21.3516  $20.2091  $26.8309  $32.2614  $39.2762
    End of period                 $15.3740  $14.5083  $17.5663  $18.6739  $21.3516  $20.2091  $26.8309  $32.2614  $39.2762  $50.0882
  Units outstanding end of
    period                          32,002    23,091     7,814     7,596    20,275     6,457     7,521     6,814     6,582     6,850
MFR
  Unit Value:
    Beginning of period           $11.1713  $13.9068  $12.9030  $16.9193  $18.5632  $22.3111  $22.0234  $30.1208  $37.0227  $44.0450
    End of period                 $13.9068  $12.9030  $16.9193  $18.5632  $22.3111  $22.0234  $30.1208  $37.0227  $44.0450  $53.4381
  Units outstanding end of
    period                           1,860     2,302     3,637     3,541     3,440     5,906     6,052     7,287     9,945     9,981
MFB
  Unit Value:
    Beginning of period           $12.6812  $14.2070  $14.9228  $17.5506  $18.4205  $20.7162  $19.4313  $23.2931  $23.8984  $26.0312
    End of period                 $14.2070  $14.9228  $17.5506  $18.4205  $20.7162  $19.4313  $23.2931  $23.8984  $26.0312  $26.8571
  Units outstanding end of
    period                          43,783    52,660    49,168    59,308    59,624    47,921    43,111    45,293    25,870    21,362
MCM
  Unit Value:
    Beginning of period           $11.6337  $12.5003  $13.2940  $13.8510  $14.0872  $14.2395  $14.5535  $15.1238  $15.6386  $16.1968
    End of period                 $12.5003  $13.2940  $13.8510  $14.0872  $14.2395  $14.5535  $15.1238  $15.6386  $16.1968  $16.7827
  Units outstanding end of
    period                         125,280   113,082    80,068    26,714    21,912    38,136    28,742    21,921    17,324    14,005
MCG
  Unit Value:
    Beginning of period           $11.5847  $12.4222  $13.1982  $13.7487  $13.9727  $14.0931  $14.3669  $14.9190  $15.4092  $15.9182
    End of period                 $12.4222  $13.1982  $13.7487  $13.9727  $14.0931  $14.3669  $14.9190  $15.4092  $15.9182  $16.4692
  Units outstanding end of
    period                           4,950     6,250    10,342     7,125     5,435     5,367     5,691     6,013     4,440     1,795
MFH
  Unit Value:
    Beginning of period           $12.6152  $12.2288  $ 9.8993  $14.7896  $17.0996  $20.1025  $19.3115  $22.3502  $24.8670  $27.8588
    End of period                 $12.2288  $ 9.8993  $14.7896  $17.0996  $20.1025  $19.3115  $22.3502  $24.8670  $27.8588  $27.7674
  Units outstanding end of
    period                          35,214    31,130    26,858    27,382    22,861    22,721    18,087    16,765    13,294     9,605
MWG
  Unit Value:
    Beginning of period           $16.8375  $17.8619  $20.7841  $23.3014  $23.3104  $27.2305  $25.1262  $28.6388  $29.7910  $29.5139
    End of period                 $17.8619  $20.7841  $28.3014  $23.3104  $27.2305  $25.1262  $28.6388  $29.7910  $29.5139  $30.3299
  Units outstanding end of
    period                           9,960    11,639    17,538    24,774    28,203    25,643    17,846    15,694    12,546     6,258
MEG
  Unit Value:
    Beginning of period           $12.7010  $15.7599  $13.7736  $23.1493  $24.5860  $30.7913  $31.8775  $44.4187  $50.3336  $59.9380
    End of period                 $15.7599  $13.7736  $23.1493  $24.5860  $30.7913  $31.8775  $44.4187  $50.3336  $59.9380  $73.6526
  Units outstanding end of
    period                          15,689    14,879     9,376    13,562    17,136    18,402    19,750    19,504    16,548    14,523


                              FINANCIAL STATEMENTS

    Financial Statements of the Variable Account and the Company are included in the Statement of Additional Information.

          A WORD ABOUT THE COMPANY, THE VARIABLE ACCOUNT AND THE FUNDS

THE COMPANY

    Sun Life Insurance and Annuity Company of New York is a stock life insurance company incorporated under the laws of New York on May 25, 1983. Our Home Office is located at 80 Broad Street, New York, New York 10004.

    We are a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)"), a stock life insurance company incorporated in Delaware and having its Executive Office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Sun Life of Canada (U.S.) is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada, 150 King Street West, Toronto, Ontario, Canada, a mutual life insurance company incorporated in Canada in 1865.

THE VARIABLE ACCOUNT

    We established the Variable Account as a separate account of the Company on December 3, 1984, pursuant to a resolution of our Board of Directors. The Variable Account meets the definition of a separate account under the federal securities laws and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

    Under New York insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains or losses of the Company. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business conducted by the Company, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

    The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the Funds described below.

THE FUNDS

    All amounts allocated to the Variable Account will be used to purchase Fund shares as designated by the Owner at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. We will make deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, administrative charges, contract charges against the assets of the Variable Account for the assumption of mortality and expense risks and any applicable taxes, in effect, by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.

    A summary of the investment objectives of each Fund is contained in the description below. More detailed information may be found in the current prospectuses of the Funds and their Statements of Additional Information. A prospectus for each Fund must accompany this Prospectus and should be read together with this Prospectus.


MFS-REGISTERED TRADEMARK- MONEY MARKET FUND ("MMM")



    MMM seeks high current income consistent with the preservation of capital and liquidity. MMM is a money market fund, meaning it tries to maintain a share price of $1.00, while paying income to its shareholders. The Fund invests in money market instruments, which are short-term notes or other fixed income securities issued by banks or other corporations or the U.S. Government or other governmental entities. Money market instruments purchased by the Fund have maturities of 13 months or less.

MFS-REGISTERED TRADEMARK- GOVERNMENT MONEY MARKET FUND ("MMG")



    MMG seeks high current income consistent with the preservation of capital and liquidity. MMG is a money market fund, meaning it tries to maintain a share price of $1.00, while paying income to its shareholders. The Fund invests its total assets in U.S. Government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by, the U.S. Government or one of its agencies or instrumentalities, including repurchase agreements collateralized by such securities. U.S. Government securities purchased by the Fund must have maturities of 13 months or less.



MFS-REGISTERED TRADEMARK- GLOBAL GOVERNMENTS FUND ("MWG")



    MWG (formerly MFS-Registered Trademark- World Governments Fund) will seek income and capital appreciation. The Fund invests, under normal conditions, at least 65% of its total assets in U.S. Government securities and foreign government securities (including emerging market securities). The Fund may also invest in corporate bonds, including lower rated bonds (junk bonds) and mortgage-backed and asset-backed securities.


MFS-REGISTERED TRADEMARK- BOND FUND ("MFB")


    MFB will primarily seek to provide as high a level of current income as is believed to be consistent with prudent risk. Its secondary objective is to protect shareholders' capital. The Fund invests, under normal market conditions, at least 65% of its total assets in corporate bonds, U.S. Government securities and mortgage-backed and asset-backed securities.


MFS-REGISTERED TRADEMARK- HIGH INCOME FUND ("MFH")


    MFH will seek high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Fund invests, under normal market conditions, at least 80% of its total assets in high yield fixed income securities. Fixed income securities offering the high current income sought by the Fund generally are lower rated bonds (junk bonds) and generally involve greater volatility of price and risk of principal and income than securities in the higher rating categories. An investment in the Fund may not be appropriate for all investors.


MFS-REGISTERED TRADEMARK- TOTAL RETURN FUND ("MTR")


    MTR will primarily seek above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. Its secondary objective is to seek reasonable opportunity for growth of capital and income. The Fund is a "balanced fund" and invests in a combination of equity and fixed income securities. Under normal market conditions, the Fund invests: (i) at least 40%, but not more than 75% , of its net assets in common stocks and related securities (referred to as equity securities), such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities, and (ii) at least 24% of its net assets in non-convertible fixed income securities.


MASSACHUSETTS INVESTORS TRUST ("MIT")


    MIT will seek reasonable current income and long-term growth of capital and income. The Fund invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stock, convertible securities, and depositary receipts. While it may invest in companies of any size, the Fund generally focuses on companies with larger market capitalizations that its investment adviser believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow.


MFS-REGISTERED TRADEMARK- RESEARCH FUND ("MFR")


    MFR will seek long-term growth of capital and future income. The Fund invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The Fund focuses on companies that its investment adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.


MASSACHUSETTS INVESTORS GROWTH STOCK FUND ("MIG")


    MIG will seek long-term growth of capital and future income rather than current income. The Fund invests its assets, except for working cash balances, in the common stocks and securities convertible into common stocks of companies which the Fund's investment adviser believes offer better-than-average prospects for long-term growth.


MFS-REGISTERED TRADEMARK- GROWTH OPPORTUNITIES FUND ("MGO")


    MGO will seek growth of capital. The Fund invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of companies which the Fund's investment adviser believes possess above-average growth opportunities. The Fund also invests in fixed income securities when relative values or other economic conditions make these securities attractive.


MFS-REGISTERED TRADEMARK- EMERGING GROWTH FUND ("MEG")


    MEG will seek long-term growth of capital. The Fund invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities (such as preferred stock, convertible securities and depositary receipts) of emerging growth companies. Emerging growth companies are companies that the fund's adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.


        PURCHASE PAYMENTS AND CONTRACT VALUES DURING ACCUMULATION PHASE

PURCHASE PAYMENTS

    All Purchase Payments are to be paid to us at our Annuity Service Mailing Address. Purchase Payments may be made annually, semi-annually, quarterly, monthly or on any other frequency acceptable to us. Unless the Owner has surrendered the Contract, Purchase Payments may be made at any time during the life of the Annuitant and before the Annuity Commencement Date.

    The amount of Purchase Payments may vary; however, Purchase Payments must total at least $300 for the first Contract Year, and each Purchase Payment must be at least $25. In addition, our approval is required before we will accept a Purchase Payment if the value of a Contract's Accumulation Account exceeds $1,000,000 or if the Purchase Payment would cause the value of a Contract's Accumulation Account to exceed $1,000,000.


    Completed application forms, together with the initial Purchase Payment, are forwarded to us. Upon acceptance, we issue the Contract to the Owner and credit the initial Purchase Payment to the Contract in the form of Accumulation Units. We will credit the initial Purchase Payment within two business days of our receipt of a completed application. If an application is incomplete, we may retain the Purchase Payment for up to five business days while we attempt to complete the application. If we cannot complete the application within five business days, we will inform the applicant of the reasons for the delay and return the Purchase Payment immediately, unless the applicant specifically consents to our retaining the Purchase Payment until the application is made complete. Once the application is completed, we will credit the Purchase Payment within two business days. We will apply all subsequent Purchase Payments using the Accumulation Unit values for the Valuation Period during which we receive the Purchase Payment.


    We will establish an Accumulation Account for each Contract. The Contract's Accumulation Account value for any Valuation Period is equal to the variable accumulation value, if any, plus the fixed accumulation value, if any, for that Valuation Period. The variable accumulation value is equal to the sum of the value of all Variable Accumulation Units credited to the Contract's Accumulation Account.

    We will allocate each net Purchase Payment to either the Fixed Account or to Sub-Accounts of the Variable Account or to both Sub-Accounts and the Fixed Account, in accordance with the allocation factors that the Owner specifies in the application or as subsequently changed (see Appendix A to the Statement of Additional Information for a description of the Fixed Account). Upon receipt of a Purchase Payment, we will credit all or that portion, if any, of the net Purchase Payment to be allocated to the Sub-Accounts to the Accumulation Account in the form of Variable Accumulation Units. The number of Variable Accumulation Units we credit is determined by dividing the dollar amount allocated to a Sub-Account by the Variable Accumulation Unit value for that Sub-Account for the Valuation Period during which we received the Purchase Payment.


    We established the Variable Accumulation Unit value for each Sub-Account at $10.00 for the first Valuation Period of that Sub-Account. We determine the Variable Accumulation Unit value for the Sub-Account for any subsequent Valuation Period as follows: we multiply the Variable Accumulation Unit value for the immediately preceding Valuation Period by the Net Investment Factor for the subsequent Valuation Period. The Variable Accumulation Unit value for each Sub-Account for any Valuation Period is determined at the end of the Valuation Period and may increase, decrease or remain constant from Valuation Period to Valuation Period, depending upon the investment performance of the Fund in which the Sub-Account is invested and the expenses and charges deducted from the Variable Account.

NET INVESTMENT FACTOR

    The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one; therefore the value of a Variable Accumulation Unit may increase, decrease or remain the same.

    The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result, where:

    (a) is the net result of:

       (1) the net asset value of a Fund share held in the Sub-Account determined as of the end of the Valuation Period, plus

       (2) the per share amount of any dividend or other distribution declared by the Fund issuing the shares held in the Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus

       (3) a per share credit or charge with respect to any taxes paid, or reserved for by the Company during the Valuation Period which are determined to be attributable to the operation of the Sub-Account (no federal income taxes are applicable under present law);

    (b) is the net asset value of a Fund share held in the Sub-Account determined as of the end of the preceding Valuation Period; and

    (c) is the risk charge factor determined by the Company for the Valuation Period to reflect the charge for assuming the mortality and expense risks.

TRANSFERS

    During the Accumulation Phase, the Owner may transfer all or part of the Contract's Accumulation Account Value to one or more Sub-Accounts then available or to the Fixed Account, or to any combination of these options. We make these transfers by converting the value of the Accumulation Units the Owner wishes to transfer into Variable Accumulation Units of Sub-Accounts and/or Fixed Accumulation Units of the same aggregate value, as the Owner chooses. These transfers are subject to the following conditions:

    (1) transfers involving Fixed Accumulation Units may be made only during the 45 day period before and the 45 day period after each Contract Anniversary;

    (2) not more than 12 transfers may be made in any Contract Year; and

    (3) the value of Accumulation Units transferred may not be less than $1,000, unless all of the Fixed Accumulation Units or all of the Variable Accumulation Units of a particular Sub-Account credited to the Accumulation Account are being transferred.


In addition, these transfers will be subject to such terms and conditions as each Fund may impose. We will make these transfers using the Accumulation Unit values for the Valuation Period during which we receive the request for transfer. You may request transfers in writing or by telephone. The telephone transfer privilege is available automatically, and does not require your written election. We will require personal identifying information to process a request for transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.


                                CASH WITHDRAWALS

    At any time during the Accumulation Phase, the Owner may elect to receive a cash withdrawal payment under the Contract. Withdrawals may be subject to a withdrawal charge (see "Withdrawal Charges"). Withdrawals also may have adverse federal income tax consequences, including a 10% penalty tax. (see "Federal Tax Status"). Since the Contracts will be issued only in connection with retirement plans that meet the requirements of Section 401 or Section 408 (excluding
Section 408(b)) of the Internal Revenue Code, you should refer to the terms of the particular retirement plan for any limitations or restrictions on cash withdrawals.

    A withdrawal request will be effective on the date we receive it. If the Owner requests a withdrawal of more than $5,000, we may require a signature guarantee. The request must specify the amount the Owner wishes to withdraw. For a partial withdrawal, the Owner may specify the amount to be withdrawn from the Fixed Account and/or each Sub-Account to which the Contract's Accumulation Account is allocated. If the Owner does not so specify, we will deduct the total amount requested pro rata based on the allocations at the end of the Valuation Period during which we receive the withdrawal request.

    If the Owner requests a full withdrawal, we will pay the value of the Accumulation Account at the end of the Valuation Period during which we receive the request, minus the contract maintenance charge for the current Contract Year and any applicable withdrawal charge. If the Owner requests a partial withdrawal, we will pay the amount requested less any applicable withdrawal charge and we will reduce the value of the Contract's Accumulation Account by deducting the amount requested. If the Owner requests a partial withdrawal that would result in the value of the Accumulation Account being reduced to an amount less than the contract maintenance charge for the current Contract Year, we will treat it as a request for a full withdrawal.

    We will pay you the applicable amount of any full or partial withdrawal within seven days after we receive the Owner's withdrawal request, except in cases where we are permitted to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts withdrawn only for following periods:

    - when the New York Stock Exchange is closed, except weekends and holidays or when trading on the New York Stock Exchange is restricted;

    - when it is not reasonably practical to dispose of securities held by the Funds or to determine the value of the net assets of the Funds because an emergency exists; or

    - when an SEC order permits us to defer payment for the protection of securities holders.

                                 DEATH BENEFIT


    If the Annuitant dies before the Annuity Commencement Date, we will pay a death benefit to the Beneficiary. If the Annuitant dies on or after the Annuity Commencement Date, we will not pay a death benefit, except as may be provided under Annuity Option B, D, or E, if elected. (Under these options, the

Beneficiary may choose to receive remaining payments as they become due or a single lump sum payment of their discounted value).


    Subject to the rights of an irrevocably designated Beneficiary, the Owner may change or revoke the designation of a Beneficiary at any time while the Annuitant is living. Reference should be made to the terms of the particular retirement plan and any applicable legislation for any restrictions on the Beneficiary designation. If there is no designated Beneficiary living on the date of death of the Annuitant, we will pay the death benefit in one lump sum to the Owner, or if the Owner is the Annuitant, to the estate of the Owner/ Annuitant.

    During the lifetime of the Annuitant and before the Annuity Commencement Date, the Owner may elect to have the death benefit payable under one or more of our annuity options listed under "Annuity Provisions" in this Prospectus, for the Beneficiary as Payee. If the Owner has not elected a method of settlement of the death benefit that is in effect on the date of death of the Annuitant, the Beneficiary may elect to receive the death benefit in the form of either a cash payment or one or more of our annuity options. If we do not receive an election by the Beneficiary within 60 days after the date we receive Due Proof of Death of the Annuitant and any required release or consent, the Beneficiary will be deemed to have elected a cash payment as of the last day of the 60 day period.

    In all cases, no Owner or Beneficiary will be entitled to exercise any rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code.

    You should refer to the terms of the particular retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the death benefit.

PAYMENT OF DEATH BENEFIT

    If the death benefit is to be paid in cash to the Beneficiary, we will make payment within seven days of the date the election becomes effective or is deemed to become effective, except as we may be permitted to defer such payment in accordance with the Investment Company Act of 1940 under the circumstances described under "Cash Withdrawals." If the death benefit is to be paid in one sum to the Owner or to the estate of the deceased Owner/Annuitant, we will make payment within seven days of the date we receive Due Proof of Death of the Annuitant and the Beneficiary.

    If the death benefit is to be paid under one or more of our annuity options, the Annuity Commencement Date will be the first day of the second calendar month following the effective date or the deemed effective date of the election, and we will maintain the Contract's Accumulation Account in effect until the Annuity Commencement Date. The Owner or Beneficiary may elect an Annuity Commencement Date later than that described above, provided that such date is (a) the first day of a calendar month and (b) not later than the first day of the first month following the 85th birthday of the Beneficiary or other Payee designated by the Owner, as the case may be, unless otherwise restricted by the particular retirement plan or by applicable law (see "Annuity Commencement Date").

AMOUNT OF DEATH BENEFIT

    The death benefit is equal to the greatest of:

    (1) the value of the Contract's Accumulation Account;

    (2) the total Purchase Payments made under the Contract reduced by all withdrawals; or

    (3) the value of the Contract's Accumulation Account on the fifth (5th) Contract Anniversary, adjusted for any Purchase Payments or cash withdrawal payments made and contract charges assessed after the fifth
       (5th) Contract Anniversary.

    To determine the amount of the death benefit under (1) above, we will use Accumulation Values for the Valuation Period during which we receive Due Proof of Death of the Annuitant if the Owner has elected settlement under one or more of the annuity options; if no election by the Owner is in effect, we will use either the values for the Valuation Period during which an election by the Beneficiary becomes or is deemed effective or, if the death benefit is to be paid in one sum to the Owner or to the Owner/Annuitant's estate, the values for the Valuation Period during which we receive Due Proof of Death of both the Annuitant and the designated Beneficiary.

                                CONTRACT CHARGES

    We will assess contract charges under the Contract as follows:

CONTRACT MAINTENANCE CHARGE

    We deduct an annual contract maintenance charge of $30 as partial reimbursement for administrative expenses relating to the issuance and maintenance of the Contract. Prior to the Annuity Commencement Date, we deduct this charge on each Contract Anniversary. We will also deduct this charge on surrender of the Contract for full value on a date other than the Contract Anniversary. We deduct the contract maintenance charge in equal amounts from the Fixed Account and each Sub-Account in which the Owner has Accumulation Units at the time of such deduction.

    On the Annuity Commencement Date, we will reduce the value of the Contract's Accumulation Account by a proportionate amount of the contract maintenance charge to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date. After the Annuity Commencement Date, we will deduct the contract maintenance charge pro rata from each annuity payment made during the year.

    We will not increase the amount of the contract maintenance charge. We reserve the right to reduce the amount of the contract maintenance charge for groups of participants with individual Contracts under an employer's retirement program in situations in which the size of the group and established administrative efficiencies contribute to a reduction in administrative expenses. We do not expect to make a profit from the contract maintenance charge.

MORTALITY AND EXPENSE RISK CHARGE

    We assume the risk that Annuitants may live for a longer period of time than we have estimated in establishing the guaranteed annuity rates incorporated into the Contract, and the risk that administrative charges assessed under the Contract may be insufficient to cover our actual administrative expenses incurred.

    For assuming these risks, we make a deduction from the Variable Account at the end of each Valuation Period both during the Accumulation Phase and after the annuity payments begin at an effective annual rate of 1.30%. We may change the rate of this deduction annually but it will not exceed 1.30% on an annual basis. If the deduction is insufficient to cover the actual cost of the mortality and expense risk undertaking, we will bear the loss. Conversely, if the deduction proves more than sufficient, the excess will be profit to us and would be available for any proper corporate purpose including, among other things, payment of distribution expenses. If the withdrawal charges described below prove insufficient to cover expenses associated with the distribution of the Contracts, we will meet the deficiency from our general corporate funds, which may include amounts derived from the mortality and expense risk charges.

    For the year ended December 31, 1998, mortality and expense risk charges were the only expenses of the Variable Account.

WITHDRAWAL CHARGES

    We do not deduct a sales charge from Purchase Payments. However, we will assess a withdrawal charge (contingent deferred sales charge) on certain amounts you withdraw as reimbursement for certain expenses relating to the distribution of the Contracts, including commissions, costs of preparation of sales literature and other promotional costs and acquisition expenses.

    The Owner may withdraw a portion of the Accumulation Account value each year without imposition of any withdrawal charge, and after we have held a Purchase Payment for five years it may be withdrawn free of any withdrawal charge. In addition, we do not assess a withdrawal charge upon annuitization or upon the transfer of Accumulation Account values among the Sub-Accounts or between the Sub-Accounts and the Fixed Account.

    All other full or partial withdrawals are subject to a withdrawal charge equal to 5% of the amount withdrawn that is subject to the charge. We will apply the charge as follows:

    (1) OLD PAYMENTS, NEW PAYMENTS AND "ACCUMULATED VALUE": In a given Contract Year, "New Payments" are Payments made in that Contract Year or in the previous four Contract Years; "Old Payments" are Payments made before the previous four Contract Years. The remainder of the Accumulation Account value--that is, the value of the Accumulation Account minus the total of Old Payments and New Payments--is called the "accumulated value."

    (2) ORDER OF WITHDRAWAL: When the Owner makes a full surrender or partial withdrawal, we consider the oldest Payment not previously withdrawn to be withdrawn first, then the next oldest, and so forth. Once all Old Payments and New Payments have been withdrawn, additional amounts withdrawn will be attributed to accumulated value.

    (3) FREE WITHDRAWAL AMOUNT: In any Contract Year, the Owner may withdraw the following amount before we impose a withdrawal charge: (a) any Old Payments not previously withdrawn plus (b) 10% of any New Payments, whether or not these New Payments have been previously withdrawn.

    (4) AMOUNT SUBJECT TO WITHDRAWAL CHARGE: We will impose the 5% withdrawal charge on the excess, if any, of (a) Old Payments and New Payments being withdrawn over (b) the remaining free withdrawal amount at the time of the withdrawal. We do not impose the withdrawal charge on amounts attributed to accumulated value.

    Aggregate withdrawal charges assessed against a Contract will never exceed 5% of the total amount of Purchase Payments made under the Contract (see Appendix C in the Statement of Additional Information for examples of withdrawals and withdrawal charges).

PREMIUM TAXES

    We will make a deduction, when applicable, for premium taxes or similar state or local taxes. Currently, no premium taxes are applicable in the State of New York; however, if an Owner or the Payee is a resident of a state other than New York, a premium tax ranging from 0% to 3.5% may be assessed, depending on the state of residence. It is currently our policy to deduct the tax from the amount applied to provide an annuity at the time annuity payments commence. However, we reserve the right to deduct such taxes on or after the date they are incurred.

CHARGES OF THE FUNDS

    The Variable Account purchases shares of the Funds at net asset value. The net asset value of these shares reflects investment management fees, Rule 12b-1 (i.e. distribution plan) fees and expenses (including, but not limited to, compensation of trustees/directors, governmental expenses, interest charges, taxes, fees of auditors, legal counsel, transfer agent and custodian, transactional expenses and brokerage commissions) already deducted from the assets of the Funds. These fees and expenses are more fully described in the Funds' prospectuses and statements of additional information.

                               ANNUITY PROVISIONS

ANNUITY COMMENCEMENT DATE


    We begin making annuity payments under a Contract on the Annuity Commencement Date, which the Owner selects in the Contract application. The Owner may change this date as provided in the Contract; however, the new Annuity Commencement Date must be the first day of a month and not later than the first day of the first month following the Annuitant's 85th birthday, unless otherwise limited or restricted by the particular retirement plan or by applicable law. In most situations, current law requires that certain minimum distributions commence no later than April 1 following the year the Annuitant reaches age
70 1/2. In addition, the particular retirement plan may impose additional limitations. The Annuity Commencement Date may also be changed by an election of an annuity option as described under "Death Benefit". Any new Annuity Commencement Date must be at least 30 days after we receive notice of the change.



    On the Annuity Commencement Date, we will cancel the Contract's Accumulation Account and apply its adjusted value to provide an annuity. The adjusted value will be equal to the value of the Accumulation Account for the Valuation Period that ends immediately before the Annuity Commencement Date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge (see "Contract Maintenance Charge"). NO CASH WITHDRAWALS WILL BE PERMITTED AFTER THE ANNUITY COMMENCEMENT DATE EXCEPT AS MAY BE AVAILABLE UNDER ANNUITY OPTION B, D, OR E, IF ELECTED. (Under these options, if the Annuitant dies on or after the Annuity Commencement Date, the Beneficiary may choose to receive the remaining payments as they become due or a single lump sum payment of their discounted value).


ANNUITY OPTIONS

    During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Owner may elect one or more of the annuity options described below or such other settlement option as we may agree to for the Annuitant as Payee, except as restricted by the particular retirement plan or any applicable legislation. These annuity options may also be elected by the Owner or the Beneficiary, as provided under "Death Benefit."

    The Owner may not change any election after 30 days before the Annuity Commencement Date, and no change of annuity option is permitted after the Annuity Commencement Date. If no election is in effect on the 30th day before the Annuity Commencement Date, we will deem Annuity Option B, for a Life Annuity with 120 monthly payments certain, to have been elected.

    Any election may specify the proportion of the adjusted value of the Contract's Accumulation Account to be applied to the Fixed Account and the Sub-Accounts. If the election does not so specify, the portion of the adjusted value of the Accumulation Account to be applied to the Fixed Account and the Sub-Accounts will be determined on a pro rata basis from the composition of the Accumulation Account on the Annuity Commencement Date.

    Annuity Options A, B and C are available to provide either a Fixed Annuity or a Variable Annuity. Annuity Options D and E are available only to provide a Fixed Annuity.

Annuity Option A. Life Annuity: We make monthly payments during the lifetime of the Payee. This option offers a higher level of monthly payments than Annuity Options B or C because we do not make further payments after the death of the Payee and there is no provision for a death benefit payable to a Beneficiary.

Annuity Option B. Life Annuity with 60, 120 or 240 Monthly Payments Certain: We make monthly payments during the lifetime of the Payee and in any event for 60, 120, 180 or 240 months certain, as elected. The election of a longer period certain results in smaller monthly payments than would be the case if a shorter period certain was elected.

Annuity Option C. Joint and Survivor Annuity: We make monthly payments during the joint lifetime of the Payee and a designated second person and during the lifetime of the survivor. During the lifetime of the survivor, variable monthly payments, if any, will be determined using the percentage chosen at the time this option was elected of the number of each type of Annuity Unit credited to the Contract and each fixed monthly payment, if any, will be equal to the same percentage of the fixed monthly payment payable during the joint lifetime of the Payee and the designated second person.

Annuity Option D. Fixed Payments for a Specified Period Certain: We make fixed monthly payments for a specified period of time (at least three years but not exceeding 30 years), as elected.

Annuity Option E. Fixed Payments: We will hold the amount applied to provide fixed payments in accordance with this option at interest. We will make fixed payments in such amounts and at such times as we have agreed upon and will continue until the amount we hold with interest is exhausted. We will credit interest yearly on the amount remaining unpaid at a rate which we shall determine from time to time but which shall not be less than 4% per year compounded annually. We may change the rate so determined at any time; however, the rate may not be reduced more frequently than once during each calendar year.

DETERMINATION OF ANNUITY PAYMENTS

    We will determine the dollar amount of the first Variable Annuity payment in accordance with the annuity payment rates found in the Contract, which are based on an assumed interest rate of 4% per year. We determine all Variable Annuity payments other than the first by means of Annuity Units credited to the Contract. The number of Annuity Units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first Variable Annuity payment attributable to that Sub-Account by the Annuity Unit value of that Sub-Account for the Valuation Period that ends immediately before the Annuity Commencement Date. The number of Annuity Units of each Sub-Account credited to the Contract then remains fixed, unless an exchange of Annuity Units is made as described below. The dollar amount of each Variable Annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

    The Statement of Additional Information contains detailed disclosure regarding the method of determining the amount of each Variable Annuity payment and calculating the value of a Variable Annuity Unit, as well as hypothetical examples of these calculations.

EXCHANGE OF VARIABLE ANNUITY UNITS

    After the Annuity Commencement Date, the Payee may exchange Variable Annuity Units from one Sub-Account to another, up to a maximum of 12 such exchanges each Contract Year. We calculate the number of new Variable Account units so that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the fact of the exchange.

ANNUITY PAYMENT RATES

    The Contract contains annuity payment rates for each annuity option described above. The rates show, for each $1,000 applied, the dollar amount of
(a) the first monthly Variable Annuity payment based on the assumed interest rate of 4%, and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate of 4% per year. The annuity payment rates may vary according to the annuity option elected and the adjusted age of the Payee.

    If net investment return of the Sub-Accounts was exactly equal to the assumed interest rate of 4%, the amount of each Variable Annuity payment would remain level. If a net investment return is greater than 4%, the amount of each variable annuity payment would increase; conversely, if the net investment return is less than 4%, the amount of each variable annuity payment would decrease.

                           OTHER CONTRACT PROVISIONS

OWNER

    The Owner is entitled to exercise all Contract rights and privileges without the consent of the Beneficiary or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant and prior to the Annuity Commencement Date, except as otherwise provided in the Contract. The Annuitant becomes the Owner on and after the Annuity Commencement Date. The Beneficiary becomes the Owner on the death of the Annuitant. In some qualified plans the Owner of the Contract is a Trustee and the Trust authorizes the Annuitant/participant to exercise certain Contract rights and privileges.

    Transfer of ownership of a Contract is governed by the laws and regulations applicable to the retirement plan for which we issue the Contract. Subject to the foregoing, a Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

VOTING OF FUND SHARES

    We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. We will vote Fund shares for which no timely voting instructions are received in the same proportion as the shares for which instructions are received from persons having such voting rights. The Owner is the person having the right to give voting instructions prior to the Annuity Commencement Date. On or after the Annuity Commencement Date the Payee is the person having such voting rights.

    Owners of Contracts may be subject to other voting provisions of the particular retirement plan. Employees who contribute to retirement plans which are funded by the Contracts are entitled to instruct the Owners as to how to instruct the Company to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans.

    We will determine the number of particular Fund shares as to which each such person is entitled to give instructions on a date not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, we determine the number of particular Fund shares as to which voting instructions may be given by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Contract's Accumulation Account by the net asset value of one particular Fund share as of the same date. On or after the Annuity Commencement Date, we determine the number of particular Fund shares as to which such instructions may be given by a Payee by dividing the reserve held by the Company in the particular Sub-Account for the Contract by the net asset value of a particular Fund share as of the same date.

SUBSTITUTED SECURITIES

    Shares of any of the particular Funds may not always be available for purchase by the Variable Account or we may decide that further investment in any such Fund's shares is no longer appropriate in view of the purposes of the Variable Account. In either event, we may substitute shares of another registered open-end investment company both for Fund shares already purchased by the Variable Account and as the security to be purchased in the future provided that these substitutions have been approved by the Securities and Exchange Commission and the Superintendent of Insurance of the State of New York (the "Superintendent of Insurance"). In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

MODIFICATION

    Upon notice to the Owner, or to the Payee during the annuity period, we may modify the Contract, but only if such modification (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which we are subject, (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts,
(iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts, or (iv) provides additional Variable Account and/or fixed accumulation options. In the event of any such modification, we may make appropriate endorsement to the Contract to reflect such modification.

CHANGE IN OPERATION OF VARIABLE ACCOUNT

    At the Company's election and subject to the prior approval of the Superintendent of Insurance and any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the Securities and Exchange Commission. In the event of any such change in the operation of the Variable Account, we, subject to the prior approval of the Superintendent of Insurance, may make appropriate endorsement to the Contract to reflect the change and take such action as may be necessary and appropriate to effect the change.

SPLITTING UNITS

    We reserve the right to split or combine the value of Variable Accumulation Units, Fixed Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

                               FEDERAL TAX STATUS

INTRODUCTION

    The Contracts are designed for use by retirement plans under the provisions of Sections 401 and 408 (excluding Section 408(b)) of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the value of a Contract's Accumulation Account, on annuity payments and on the economic benefit to the Owner, the Annuitant, the Payee or the Beneficiary may depend upon the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned.

    The following discussion of the treatment of the Contracts and of the Company under the federal income tax laws is general in nature, is based upon the Company's understanding of current federal income tax laws, and is not intended as tax advice. Congress has the power to enact legislation affecting the tax treatment of annuity contracts, and such legislation could be applied retroactively to Contracts purchased before the date of enactment. A more detailed discussion of the federal tax status of the Contracts is contained in the Statement of Additional Information. Any person contemplating the purchase of a Contract should consult a qualified tax adviser. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING ANY TAX STATUS, FEDERAL, STATE OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

TAX TREATMENT OF THE COMPANY

    Under existing federal income tax laws, the income of the Variable Account, to the extent that it is applied to increase reserves under the Contracts, is not taxable to the Company.

TAXATION OF ANNUITIES IN GENERAL

    The Contracts are designed for use in connection with retirement plans. All or a portion of the contributions to such plans will be used to make Purchase Payments under the Contracts. Generally, no tax is imposed on the increase in the value of a Contract until a distribution occurs. Monthly annuity payments made as retirement distributions, and lump-sum payments or cash withdrawals (when permitted by the applicable retirement plan) under a Contract are generally taxable to the Annuitant as ordinary income to the extent that such payments are not deemed to come from the Owner's previously taxed investment in the Contract. Distributions made prior to age 59 1/2 generally are subject to a 10% penalty tax, although this tax will not apply in certain circumstances. Owners, Annuitants, Payees and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, rollovers and payments under the retirement plans in connection with which the Contracts are purchased.

    In certain circumstances, the Company is required to withhold and remit to the U.S. Government part of the taxable portion of each distribution made under a Contract.

RETIREMENT PLANS

    The Contracts are designed for use with the following types of qualified retirement plans:

    (1) Pension and Profit-Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing old H.R. 10 (Keogh) Plans; and

    (2) Individual Retirement Accounts ("IRAs") permitted by Sections 219 and 408 of the Code (excluding IRAs established as "Individual Retirement Annuities" under Section 408(b), but including Simplified Employee Pensions established by employers pursuant to Section 408(k)) and Simple Retirement Accounts established pursuant to Section 408(p)).

    The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement plans. Participants in such plans as well as Owners, Annuitants, Payees and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contracts. The Company will provide purchasers of Contracts used in connection with IRAs with such supplemental information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Contract should consult a qualified tax adviser.

                              YEAR 2000 COMPLIANCE


    The Company's business, financial condition, and results of operations could be materially and adversely affected by the failure of its systems and applications (or those either provided or operated by third-parties) to properly operate or manage dates beyond the year 1999. However, the Company has investigated the nature and extent of the work necessary to render its computer systems capable of processing beyond the turn of the century ("Year 2000 compliant"), and has made substantial progress toward achieving this goal, including upgrading and/or replacing existing systems. As of December 31, 1998, over 90% of the system components had been remediated, tested and certified as Year 2000 compliant. The majority of the remaining components are in the testing phase and are expected to be certified over the course of 1999. While it is believed that these efforts do involve substantial costs, the Company closely monitors associated costs and continues to evaluate associated risks based on actual testing. Based on available information, the Company believes that it will be able to manage its total Year 2000 transition without a material adverse effect on its business operations, financial condition, or results of operations.


                         DISTRIBUTION OF THE CONTRACTS

    The Contracts will be sold by licensed insurance agents in the State of New York. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by Clarendon Insurance Agency, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, a wholly-owned subsidiary of our parent company Sun Life Assurance Company of Canada (U.S.). We will pay commissions and other distribution expense that will not be more than 5.31% of the Purchase Payments.

                               LEGAL PROCEEDINGS

    There are no pending legal proceedings affecting the Variable Account. We are engaged in various kinds of routine litigation which, in management's opinion, is not material with respect to the Variable Account.

                                OWNER INQUIRIES

    All Owner inquiries should be directed to the Company at its Annuity Service Mailing Address.

           TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

General Information....................................................................
Annuity Provisions.....................................................................
Other Contract Provisions..............................................................
Federal Tax Status.....................................................................
Administration of the Contracts........................................................
Distribution of the Contracts..........................................................
Accountants............................................................................
Financial Statements...................................................................
Appendix A -- The Fixed Account........................................................
Appendix B -- Illustrative Examples of Calculation of Variable Accumulation Unit Value,
 Variable Annuity Unit Value and Variable Annuity Payment..............................
Appendix C -- Withdrawals and Withdrawal Charges.......................................

    This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 1999 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Insurance and Annuity Company of New York. To receive a copy, return this request form to the address shown below or telephone (800) 447-7569 or (212) 943-3855.

    This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 1999 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Insurance and Annuity Company of New York. To receive a copy, return this request form to the address shown below or telephone (800) 447-7569.


--------------------------------------------------------------------------------

To:   Sun Life Insurance and Annuity Company of New York
     80 Broad Street
     New York, New York 10004

    Please send me a Statement of Additional Information for Compass I-Sun Life (N.Y.) Variable Account A.

Name
            ------------------------------------------

Address
            ------------------------------------------

            ------------------------------------------

City                    State         Zip
     ------------------       -------     -------------

Telephone
          --------------------------------------------

                                                                       [LOGO]

PROSPECTUS

MAY 1, 1999

COMBINATION FIXED/VARIABLE
ANNUITY FOR QUALIFIED
RETIREMENT PLANS

ISSUED IN CONNECTION
WITH SUN LIFE (N.Y.)
VARIABLE ACCOUNT A

CO2NY-1 5/99

  ISSUED BY
  SUN LIFE INSURANCE AND ANNUITY COMPANY OF
  NEW YORK
  Annuity Service Mailing Address:
  80 Broad Street
  New York, New York 10004

  GENERAL DISTRIBUTOR
  Clarendon Insurance Agency, Inc.
  One Sun Life Executive Park
  Wellesley, Massachusetts 02481

  AUDITORS
  Deloitte & Touche LLP
  125 Summer Street
  Boston, Massachusetts 02110

                                     PART B

                     INFORMATION REQUIRED IN A STATEMENT OF
                             ADDITIONAL INFORMATION


    Attached hereto and made a part hereof is a Statement of Additional Information dated May 1, 1999

                                                                     MAY 1, 1999


                                   COMPASS I

                      STATEMENT OF ADDITIONAL INFORMATION

                       SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                               TABLE OF CONTENTS


General Information.......................................................
Annuity Provisions........................................................
Other Contract Provisions.................................................
Federal Tax Status........................................................
Administration of the Contracts...........................................
Distribution of the Contracts.............................................
Accountants...............................................................
Financial Statements......................................................
Appendix A -- The Fixed Account...........................................
Appendix B -- Illustrative Examples of Calculation of Variable
 Accumulation Unit Value, Variable Annuity Unit Value and Variable Annuity
 Payments.................................................................
Appendix C -- Withdrawals and Withdrawal Charges..........................



    This Statement of Additional Information sets forth information which may be of interest to prospective purchasers of Compass I Combination Fixed/Variable Annuity Contracts (the "Contracts") issued by Sun Life Insurance and Annuity Company of New York (the "Company") in connection with Sun Life (N.Y.) Variable Account A (the "Variable Account") which is not necessarily included in the Prospectus dated May 1, 1999. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company at its Annuity Service Mailing Address, 80 Broad Street, New York, New York 10004 or by telephoning (212) 943-3855 or (800) 447-7569.


    The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

--------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                              GENERAL INFORMATION

THE COMPANY

    Sun Life Insurance and Annuity Company of New York (the "Company") is a stock life insurance company incorporated under the laws of New York on May 25, 1983. Its Home Office is located at 80 Broad Street, New York, New York 10004.


    The Company is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)"), a stock life insurance company incorporated in Delaware and having its Executive Office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Sun Life of Canada (U.S.) in turn, is a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco"). Life Holdco is a wholly-owned subsidiary of Sun Life Assurance Company of Canada -- U.S. Operations Holdings, Inc. ("U.S. Holdco"). U.S. Holdco is a wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"), 150 King Street West, Toronto, Ontario, Canada, a mutual life insurance company incorporated in Canada in 1865.


THE VARIABLE ACCOUNT


    Sun Life (N.Y.) Variable Account A (the "Variable Account") is a separate account of the Company, meets the definition of a separate account under the federal securities laws and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.


THE FIXED ACCOUNT

    If the Owner elects to have Contract values accumulated on a fixed basis, Purchase Payments are allocated to the Fixed Account, which consists of all assets of the Company other than those allocated to separate accounts of the Company. Because of exemptive and exclusionary provisions, that part of the Contract relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account, nor any interests therein, are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Statement of Additional Information with respect to that portion of the Contract relating to the Fixed Account. Disclosures regarding the fixed portion of the Contract and the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made herein (see "Fixed Account" in Appendix A).


                               ANNUITY PROVISIONS

DETERMINATION OF ANNUITY PAYMENTS

    On the Annuity Commencement Date the Contract's Accumulation Account will be cancelled and its adjusted value will be applied to provide a Variable Annuity or a Fixed Annuity or a combination of both. The adjusted value will be equal to the value of the Accumulation Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date.

    The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates found in the Contract, which are based on an assumed interest rate of 4% per year. All variable annuity payments other than the first are determined by means of Annuity Units credited to the Contract. The number of Annuity Units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the Annuity Unit value of that Sub-Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date. The number of Annuity Units of each particular Sub-Account credited to the Contract then remains fixed, unless an exchange of Annuity Units is made as described in the Prospectus. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of a particular Sub-Account credited to the Contract by the Annuity Unit value for the particular Sub-Account for the Valuation Period which ends immediately preceding the due date of each subsequent payment.

    For a description of fixed annuity payments, see Appendix A.

    For a hypothetical example of the calculation of a variable annuity payment, see Appendix B.

ANNUITY UNIT VALUE

    The Annuity Unit value for each Sub-Account was established at $10.00 for the first Valuation Period of the particular Sub-Account. The Annuity Unit value for the particular Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit value for the particular Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor (see "Net Investment Factor" in the Prospectus) for the particular Sub-Account for the current Valuation Period and then multiplying that product by a factor to neutralize the assumed interest rate of 4% per year used to establish the annuity payment rates found in the Contract. The factor is 0.99989255 for a one day Valuation Period.

    For a hypothetical example of the calculation of the value of a Variable Annuity Unit, see Appendix B.

                           OTHER CONTRACT PROVISIONS

RIGHT TO RETURN CONTRACT

    The Owner should read the Contract carefully as soon as it is received. If the Owner wishes to return the Contract, it must be returned to the Company at its Annuity Service Mailing Address within ten days after it was delivered to the Owner. When the Company receives the returned Contract, it will be cancelled and the full amount of any Purchase Payment(s) received by the Company will be refunded.


    Under the Internal Revenue Code, an Owner establishing an Individual Retirement Account must be furnished with a disclosure statement containing certain information about the Contract and applicable legal requirements. This statement must be furnished on or before the date the Individual Retirement Account is established. If the Owner is furnished with such disclosure statement before the seventh (7th) day preceding the date the Individual Retirement Account is established, the Owner will not have any right of revocation. If the disclosure statement is furnished after the 7th day preceding the establishment of the Individual Retirement Account, then the Owner may revoke the Contract any time within seven days after the issue date. Upon such revocation, the Company will refund all Purchase Payment(s) made by the Owner. The foregoing right of revocation with respect to an Individual Retirement Account is in addition to the return privilege set forth in the preceding paragraph. The Company will allow an Owner establishing an Individual Retirement Account a "ten day free look," notwithstanding the provisions of the Internal Revenue Code.


OWNER AND CHANGE OF OWNERSHIP

    The Contract shall belong to the Owner or to the successor to the Owner or the transferee of the Owner. All rights and privileges under the Contract may be exercised by the Owner, the successor to the Owner or transferee of the Owner without the consent of the Beneficiary or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant and prior to the Annuity Commencement Date, except as otherwise provided in the Contract. The Annuitant becomes the Owner on and after the Annuity Commencement Date. The Beneficiary becomes the Owner upon the death of the Annuitant. In some qualified plans the Owner of the Contract is a trustee and the trust authorizes the Annuitant/participant to exercise certain contract rights and privileges.



    Ownership of the Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Owner;
or (4) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which the Contract may be issued. Subject to the foregoing, the Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company. A change of Contract ownership will not be binding upon the Company until written notification of such change is received by the Company. Once received by the Company, the change will be effective as of the date on which the request for change was signed by the Owner, but the change will be without prejudice to the Company on account of any payment made or any action taken by the Company prior to receiving the change. The Company may require that the signature of the Owner be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange, or by a commercial bank (not a savings bank) which is a member of the Federal Deposit Insurance Corporation or, in certain cases, by a member firm of the National Association of Securities Dealers, Inc. which has entered into an appropriate agreement with the Company.


DESIGNATION AND CHANGE OF BENEFICIARY


    The Beneficiary designation contained in the Contract application will remain in effect until changed. The interest of any Beneficiary is subject to the particular Beneficiary surviving the Annuitant.


    Subject to the rights of an irrevocably designated Beneficiary, the Owner (or the Annuitant, as permitted by the Owner) may change or revoke the designation of a Beneficiary at any time while the Annuitant is living by filing with the Company a written beneficiary designation or revocation in such form as the Company may require. The change or revocation will not be binding upon the Company until it is received by the Company. When it is so received the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed by the Owner or the Annuitant, as applicable.

    Reference should be made to the terms of the particular retirement plan and any applicable legislation for any restrictions on the beneficiary designation.

CUSTODIAN


    The Company is custodian of the assets of the Variable Account. The Company, as custodian, will purchase Fund shares at net asset value in connection with amounts allocated to the particular Sub-Account in accordance with the instructions of the Owner and will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.


                               FEDERAL TAX STATUS

INTRODUCTION

    The Contracts are designed for use by retirement plans under the provisions of Sections 401 or 408 (excluding Section 408(b)) of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the value of the Contract's Accumulation Account, on annuity payments and on the economic benefit to the Owner, the Annuitant, the Payee or the Beneficiary may depend upon the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature, is based upon the Company's understanding of federal income tax laws as currently interpreted, and is not intended as tax advice. Congress has the power to enact legislation affecting the tax treatment of annuity contracts, and such legislation could be applied retroactively to Contracts purchased before the date of enactment. Any person contemplating the purchase of a Contract should consult a qualified tax adviser. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

TAX TREATMENT OF THE COMPANY AND THE VARIABLE ACCOUNT

    The Company is taxed as a life insurance company under the Code. Although the operations of the Variable Account are accounted for separately from other operations of the Company for purposes of federal income taxation, the Variable Account is not separately taxable as a regulated investment company or otherwise as a taxable entity separate from the Company. Under existing federal income tax laws, the income and capital gains of the Variable Account to the extent applied to increase reserves under the Contracts are not taxable to the Company.

TAXATION OF ANNUITIES IN GENERAL



    A participant in a retirement plan is the individual on whose behalf a Contract is issued. Certain federal income tax advantages are available to participants in retirement plans which meet the requirements of Section 401 or Section 408 (excluding Section 408(b)) of the Code. The Contracts are designed for use in connection with such retirement plans and accordingly all or a portion of the contributions to such plans will be used to make Purchase Payments under the Contracts. Monthly annuity payments made as retirement distributions under a Contract are generally taxable to the Annuitant as ordinary income under Section 72 of the Code. Distributions prior to age 59 1/2 generally are subject to a 10% penalty tax, although this tax will not apply in certain circumstances. Certain distributions, known as "eligible rollover distributions," if rolled over to certain other qualified retirement plans (either directly or after being distributed to the Owner or the Payee), are not taxable until distributed from the plan to which they are rolled over. In general, an eligible rollover distribution is any taxable distribution other than a hardship distribution or distribution that is part of a series of payments made for life or for a specified period of ten years or more. Only the plan participant or the participant's spouse may elect to roll over a distribution to an eligible retirement plan.



    Owners, Annuitants, Payees and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, rollovers and payments under the retirement plans in connection with which the Contracts are purchased.


    The Company will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a Contract issued in connection with an individual retirement account unless the Owner or Payee provides his or her taxpayer identification number to the Company and notifies the Company (in the manner prescribed) before the time of the distribution that he or she chooses not to have any amounts withheld.

    In the case of distributions from a Contract (other than a Contract issued for use with an individual retirement account), the Company or the plan administrator must withhold and remit to the U.S. Government 20% of each distribution that is an eligible rollover distribution (as defined above), unless the Owner or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover. If a distribution from a Contract is not an eligible rollover distribution, then the Owner or Payee can choose not to have amounts withheld as described above for individual retirement accounts.

    Amounts withheld from any distribution may be credited against the Owner's or Payee's federal income tax liability for the year of the distribution.

    The Tax Reform Act of 1984 authorizes the Internal Revenue Service to promulgate regulations that prescribe investment diversification requirements for segregated asset accounts underlying certain variable annuity contracts. These regulations do not affect the tax treatment of qualified contracts, such as the Contracts.

    Due to the complex nature and frequent revisions of the federal income tax laws affecting retirement plans, a person contemplating the purchase of a Contract for use in connection with a retirement plan, the distribution or surrender of a Contract held under a retirement plan, or the election of an annuity option provided in a Contract should consult a qualified tax adviser.

                        ADMINISTRATION OF THE CONTRACTS


    The Company performs certain administrative functions relating to the Contracts and the Variable Account. These functions include maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, Contract number, type of contract issued to each owner, the status of the Accumulation Account under each Contract, and other pertinent information necessary to the administration and operation of the Contracts. The Company has entered into service agreements with its parent, Sun Life Assurance Company of Canada (U.S.) and with

Sun Life Assurance Company of Canada under which the latter have agreed to provide the Company with certain services on a cost reimbursement basis. These services include, but are not limited to, accounting and investment services, systems support and development, pricing, product development, actuarial, legal and compliance functions, marketing services and staff training.


                         DISTRIBUTION OF THE CONTRACTS


    The offering of the Contracts is continuous. The Contracts will be sold by licensed insurance agents in the State of New York. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, a wholly-owned subsidiary of Sun Life of Canada (U.S.). Commissions and other distribution compensation will be paid by the Company and will not be more than 5.31% of Purchase Payments. During 1996, 1997 and 1998, approximately $3,000, $6,400, and $3,104, respectively, was paid to and retained by Clarendon in connection with the distribution of the Contracts.



                                  ACCOUNTANTS


    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts 02110, are the Variable Account's independent certified public accountants providing auditing and other professional services.

                         SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                               STATEMENT OF CONDITION
                                 DECEMBER 31, 1998

                                                                     SHARES        COST          VALUE
                                                                     -----         ----          -----
ASSETS:
  Investments in mutual funds:
    Massachusetts Investors Trust Class A ("MIT")                    79,982     $1,154,442     $1,619,501
    Massachusetts Investors Growth Stock Fund
      Class A ("MIG")                                                75,903        936,193      1,207,592
    MFS Total Return Fund Class A ("MTR")                           153,078      2,281,482      2,290,621
    MFS Growth Opportunities Fund Class A ("MGO")                    21,604        282,090        344,633
    MFS Research Fund Class A ("MFR")                                21,211        393,491        533,430
    MFS Bond Fund Class A  ("MFB")                                   43,952        575,848        584,161
    MFS Money Market Fund ("MCM")                                   235,124        235,124        235,124
    MFS Government Money Market Fund ("MCG")                         29,575         29,575         29,575
    MFS High Income Fund Class A ("MFH")                             51,580        264,389        263,933
    MFS World Governments Fund Class A ("MWG")                       18,305        202,099        193,280
    MFS Emerging Growth Fund Class A ("MEG")                         23,844        627,269      1,063,430
                                                                                ----------     ----------
NET ASSETS                                                                      $6,982,002     $8,365,280
                                                                                ----------     ----------
                                                                                ----------     ----------

NET ASSETS APPLICABLE TO OWNERS OF DEFERRED                          UNITS       UNIT VALUE      VALUE
   VARIABLE ANNUITY CONTRACTS:                                       -----       ----------      -----
    MIT                                                              23,908       $67.7826     $1,619,501
    MIG                                                              16,336        74.1777      1,207,592
    MTR                                                              51,043        46.1511      2,290,621
    MGO                                                               6,850        50.0882        344,633
    MFR                                                               9,981        53.4381        533,430
    MFB                                                              21,362        26.8571        584,161
    MCM                                                              14,005        16.7827        235,124
    MCG                                                               1,795        16.4692         29,575
    MFH                                                               9,605        27.7674        263,933
    MWG                                                               6,258        30.3299        193,280
    MEG                                                              14,523        73.6526      1,063,430
                                                                                               ----------
NET ASSETS                                                                                     $8,365,280
                                                                                               ----------
                                                                                               ----------

                                   See notes to financial statements.

                          SUN LIFE (N.Y.) VARIABLE ACCOUNT A


                               STATEMENT OF OPERATIONS

                             YEAR ENDED DECEMBER 31, 1998

                                                MIT            MIG            MTR            MGO            MFR             MFB
                                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                            -----------    -----------    -----------    -----------    -----------     -----------
Income and expenses:
  Dividend income and capital gain
    distributions received                     $ 90,273       $ 94,522       $372,952        $36,419        $19,402        $42,607
  Mortality and expense risk charges             18,525         11,857         33,602          3,756          6,209          7,881
                                               --------       --------       --------        -------        -------        -------
           Net investment income (loss)          71,748         82,665        339,350         32,663         13,193         34,726
                                               --------       --------       --------        -------        -------        -------
Realized and unrealized gains
  (losses):
    Realized gains (losses) on
      investment transactions:
        Proceeds from sales                     228,436        110,577      1,228,612         31,436         60,356        175,086
        Cost of investments sold                152,931         85,661        907,637         20,506         34,629        165,140
                                               --------       --------       --------        -------        -------        -------
           Net realized gains (losses)           75,505         24,916        320,975         10,930         25,727          9,946
                                               --------       --------       --------        -------        -------        -------
Net unrealized appreciation
  (depreciation) on investments:
      End of year                               465,059        271,399          9,139         62,543        139,939          8,313
      Beginning of year                         333,710         86,585        405,828         35,099         85,388         31,630
                                               --------       --------       --------        -------        -------        -------
           Change in unrealized
              appreciation (depreciation)       131,349        184,814       (396,689)        27,444         54,551        (23,317)
                                               --------       --------       --------        -------        -------        -------
           Realized and unrealized gains
             (losses)                           206,854        209,730        (75,714)        38,374         80,278        (13,371)
                                               --------       --------       --------        -------        -------        -------
  Increase in net assets
    from operations                            $278,602       $292,395       $263,636        $71,037        $93,471        $21,355
                                               --------       --------       --------        -------        -------        -------
                                               --------       --------       --------        -------        -------        -------

                                                MCM            MCG            MFH            MWG            MEG
                                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT        TOTAL
                                            -----------    -----------    -----------    -----------    -----------        -----
Income and expenses:
  Dividend income and capital gain
    distributions received                     $ 11,831        $ 3,346       $ 27,421       $ 12,445       $  9,594     $  720,812
  Mortality and expense risk charges              3,147            915          4,133          3,513         12,854        106,392
                                               --------        -------       --------       --------       --------     ----------
           Net investment income (loss)           8,684          2,431         23,288          8,932         (3,260)       614,420
                                               --------        -------       --------       --------       --------     ----------
Realized and unrealized gains
  (losses):
    Realized gains (losses) on
      investment transactions:
        Proceeds from sales                     177,887         56,198        113,977        224,319        218,874      2,625,758
        Cost of investments sold                177,887         56,198        104,106        245,174        102,321      2,052,190
                                               --------        -------       --------       --------       --------     ----------
           Net realized gains (losses)             -              -             9,871        (20,855)       116,553        573,568
                                               --------        -------       --------       --------       --------     ----------
Net unrealized appreciation
  (depreciation) on investments:
      End of year                                  -              -              (456)        (8,819)       436,161      1,383,278
      Beginning of year                            -              -            27,936        (30,285)       334,351      1,310,242
                                               --------        -------       --------       --------       --------     ----------
           Change in unrealized
              appreciation (depreciation)          -              -           (28,392)        21,466        101,810         73,036
                                               --------        -------       --------       --------       --------     ----------
           Realized and unrealized gains
             (losses)                              -              -           (18,521)           611        218,363        646,604
                                               --------        -------       --------       --------       --------     ----------
  Increase in net assets
    from operations                            $  8,684        $ 2,431       $  4,767       $  9,543       $215,103     $1,261,024
                                               --------        -------       --------       --------       --------     ----------
                                               --------        -------       --------       --------       --------     ----------

                                    See notes to financial statements.

                          SUN LIFE (N.Y.) VARIABLE ACCOUNT A


                         STATEMENTS OF CHANGES IN NET ASSETS

                        YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                          MIT                           MIG                           MTR
                                                      SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                                      -----------                   -----------                   -----------
                                                      YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                                      DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                                                      ------------                  ------------                  -----------
                                                  1998           1997           1998           1997           1998           1997
                                                  ----           ----           ----           ----           ----           ----
Operations:
  Net investment income                      $   71,748     $   88,369     $   82,665       $ 98,956     $  339,350     $  236,442
  Net realized gains (losses)                    75,505         38,521         24,916         (3,324)       320,975        103,102
  Net unrealized gains (losses)                 131,349        191,088        184,814        118,819       (396,689)        76,192
                                             ----------     ----------     ----------       --------     ----------     ----------
Increase in net assets from operations          278,602        317,978        292,395        214,451        263,636        415,736
                                             ----------     ----------     ----------       --------     ----------     ----------
Contract Owner Transactions:
  Accumulation Activity:
    Purchase payments received                   66,096         54,860         22,531         26,278         28,124         91,990
    Net transfers between Sub-Accounts
      and Fixed Accounts                         58,862         75,536        263,215         20,971         (8,578)       114,657
    Withdrawals, surrenders and account
      fees                                     (135,666)      (149,210)       (66,695)       (44,311)      (756,937)      (398,900)
                                             ----------     ----------     ----------       --------     ----------     ----------
Net contract owner activity                     (10,708)       (18,814)       219,051          2,938       (737,391)      (192,253)
                                             ----------     ----------     ----------       --------     ----------     ----------
  Increase (decrease) in net assets             267,894        299,164        511,446        217,389       (473,755)       223,483
Net Assets:
  Beginning of year                           1,351,607      1,052,443        696,146        478,757      2,764,376      2,540,893
                                             ----------     ----------     ----------       --------     ----------     ----------
  End of year                                $1,619,501     $1,351,607     $1,207,592       $696,146     $2,290,621     $2,764,376
                                             ----------     ----------     ----------       --------     ----------     ----------
                                             ----------     ----------     ----------       --------     ----------     ----------

                                                          MGO                           MFR                           MFB
                                                      SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                                      -----------                   -----------                   -----------
                                                      YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                                      DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                                                      ------------                  ------------                  -----------
                                                  1998           1997           1998           1997           1998           1997
                                                  ----           ----           ----           ----           ----           ----
Operations:
  Net investment income                        $ 32,663       $ 28,971       $ 13,193       $ 14,434       $ 34,726     $   44,237
  Net realized gains (losses)                    10,930          6,374         25,727         17,196          9,946        (35,601)
  Net unrealized gains (losses)                  27,444         12,174         54,551         33,068        (23,317)        57,644
                                               --------       --------       --------       --------       --------     ----------
Increase in net assets from operations           71,037         47,519         93,471         64,698         21,355         66,280
                                               --------       --------       --------       --------       --------     ----------
Contract Owner Transactions:
  Accumulation Activity:
    Purchase payments received                    4,092          4,030         17,561         15,074         47,843        191,747
    Net transfers between Sub-Accounts
      and Fixed Accounts                         37,874           (357)        36,184        130,826       (125,568)      (159,325)
    Withdrawals, surrenders and account
      fees                                      (28,036)       (12,299)       (51,835)       (42,302)       (42,901)      (459,087)
                                               --------       --------       --------       --------       --------     ----------
Net contract owner activity                      13,930         (8,626)         1,910        103,598       (120,626)      (426,665)
                                               --------       --------       --------       --------       --------     ----------
  Increase (decrease) in net assets              84,967         38,893         95,381        168,296        (99,271)      (360,385)
Net Assets:
  Beginning of year                             259,666        220,773        438,049        269,753        683,432      1,043,817
                                               --------       --------       --------       --------       --------     ----------
  End of year                                  $344,633       $259,666       $533,430       $438,049       $584,161     $  683,432
                                               --------       --------       --------       --------       --------     ----------
                                               --------       --------       --------       --------       --------     ----------

                                                                   (Continued)

                          SUN LIFE (N.Y.) VARIABLE ACCOUNT A


                         STATEMENTS OF CHANGES IN NET ASSETS

                        YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                          MCM                           MCG                           MFH
                                                      SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                                      -----------                   -----------                   -----------
                                                      YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                                      DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                                                      ------------                  ------------                  -----------
                                                  1998           1997           1998           1997           1998           1997
                                                  ----           ----           ----           ----           ----           ----
Operations:
  Net investment income (expense)              $  8,684       $ 10,642       $  2,431       $  2,469      $  23,288       $ 30,208
  Net realized gains (losses)                      -              -              -              -             9,871          1,291
  Net unrealized gains (losses)                    -              -              -              -           (28,392)        14,457
                                               --------       --------       --------       --------      ---------       --------
Increase (decrease) in net assets
  from operations                                 8,684         10,642          2,431          2,469          4,767         45,956
                                               --------       --------       --------       --------      ---------       --------
Contract Owner Transactions:
  Accumulation Activity:
    Purchase payments received                   21,471         20,251         12,068          2,302          1,602          1,698
    Net transfers between Sub-Accounts
      and Fixed Accounts                        (17,337)       (82,830)       (54,219)       (20,869)       (44,464)             -
    Withdrawals, surrenders and
      account fees                              (58,356)       (10,040)        (1,371)        (5,892)       (65,615)       (96,943)
                                               --------       --------       --------       --------      ---------       --------
Net contract owner activity                     (54,222)       (72,619)       (43,522)       (24,459)      (108,477)       (95,245)
                                               --------       --------       --------       --------      ---------       --------
  Increase (decrease) in net assets             (45,538)       (61,977)       (41,091)       (21,990)      (103,710)       (49,289)
Net Assets:
  Beginning of year                             280,662        342,639         70,666         92,656        367,643        416,932
                                               --------       --------       --------       --------      ---------       --------
  End of year                                  $235,124       $280,662        $29,575        $70,666      $ 263,933       $367,643
                                               --------       --------       --------       --------      ---------       --------
                                               --------       --------       --------       --------      ---------       --------

                                                          MWG                           MEG
                                                      SUB-ACCOUNT                   SUB-ACCOUNT                     TOTAL
                                                      -----------                   -----------                     -----
                                                      YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                                      DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                                                      ------------                  ------------                  -----------
                                                  1998           1997           1998           1997           1998           1997
                                                  ----           ----           ----           ----           ----           ----
Operations:
  Net investment income (expense)             $   8,932       $ 10,913     $   (3,260)     $  (3,208)   $   614,420    $   562,433
  Net realized gains (losses)                   (20,855)       (17,136)       116,553        132,937        573,568        243,360
  Net unrealized gains (losses)                  21,466            903        101,810         37,672         73,036        542,017
                                              ---------       --------     ----------      ---------    -----------    -----------
Increase (decrease) in net assets
  from operations                                 9,543         (5,320)       215,103        167,401      1,261,024      1,347,810
                                              ---------       --------     ----------      ---------    -----------    -----------
Contract Owner Transactions:
  Accumulation Activity:
    Purchase payments received                    5,054         66,047         28,961         27,670        255,403        501,947
    Net transfers between Sub-Accounts
      and Fixed Accounts                       (112,998)       (82,359)       (57,971)        43,886        (25,000)        40,136
    Withdrawals, surrenders and
      account fees                              (81,987)       (75,626)      (109,475)      (229,670)    (1,398,884)    (1,524,280)
                                              ---------       --------     ----------      ---------    -----------    -----------
Net contract owner activity                    (189,941)       (91,938)      (138,485)      (158,114)    (1,168,481)      (982,197)
                                              ---------       --------     ----------      ---------    -----------    -----------
  Increase (decrease) in net assets            (180,398)       (97,258)        76,618          9,287         92,543        365,613
Net Assets:
  Beginning of year                             373,678        470,936        986,812        977,525      8,272,737      7,907,124
                                              ---------       --------     ----------      ---------    -----------    -----------
  End of year                                 $ 193,280       $373,678     $1,063,430      $ 986,812    $ 8,365,280    $ 8,272,737
                                              ---------       --------     ----------      ---------    -----------    -----------
                                              ---------       --------     ----------      ---------    -----------    -----------

                                                                   (Concluded)
                                    See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

(1)  ORGANIZATION

     Sun Life (N.Y.) Variable Account A (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York (the "Sponsor"), a wholly owned subsidiary of Sun Life Assurance Company of Canada (U.S.), was established on December 3, 1984 as a funding vehicle for individual variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

     The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund selected by contract owners from among available mutual funds (the "Funds") advised by Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor.

(2)  SIGNIFICANT ACCOUNTING POLICIES

     GENERAL

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     INVESTMENT VALUATIONS

     Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

     Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

     FEDERAL INCOME TAX STATUS

     The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3)  CONTRACT CHARGES

     A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deduction is at an effective annual rate of 1.3%.

     Each year on the contract anniversary, a contract maintenance charge ("Account Fee") of $30 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date, the Account Fee is deducted pro rata from each annuity payment made during the year.

     The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 5% of the purchase payments made under the contract.

(4) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS

                                                     MIT                           MIG                           MTR
                                                 SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                                 -----------                   -----------                   -----------
                                                 YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                                 DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                                                 ------------                  ------------                  ------------
                                             1998           1997           1998           1997           1998           1997
                                             ----           ----           ----           ----           ----           ----
Units outstanding, beginning of year        24,219         24,506         13,024         13,107         67,638         72,562
  Units purchased                            1,019          1,081            360            531            565          2,518
  Units transferred between

    Sub-Accounts and Fixed Accounts            941          1,654          3,998            446           (214)         3,183
  Units withdrawn and surrendered           (2,271)        (3,022)        (1,046)        (1,060)       (16,946)       (10,625)
                                            ------         ------         ------         ------        -------        -------
Units outstanding, end of year              23,908         24,219         16,336         13,024         51,043         67,638
                                            ------         ------         ------         ------        -------        -------
                                            ------         ------         ------         ------        -------        -------

                                                     MGO                           MFR                           MFB
                                                 SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                                 -----------                   -----------                   -----------
                                                 YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                                 DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                                                 ------------                  ------------                  ------------
                                             1998           1997           1998           1997           1998           1997
                                             ----           ----           ----           ----           ----           ----
Units outstanding, beginning of year         6,582          6,814          9,945          7,286         25,870         43,291
  Units purchased                               93            111            362            341          1,799          8,049
  Units transferred between
    Sub-Accounts and Fixed Accounts            793            (10)           738          3,373         (4,699)        (6,684)
Units withdrawn and surrendered               (618)          (333)        (1,064)        (1,055)        (1,608)       (18,786)
                                            ------         ------         ------         ------        -------        -------
Units outstanding, end of year               6,850          6,582          9,981          9,945         21,362         25,870
                                            ------         ------         ------         ------        -------        -------
                                            ------         ------         ------         ------        -------        -------

                                                    MCM                           MCG                           MFH
                                                 SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                                 -----------                   -----------                   -----------
                                                 YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                                 DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                                                 ------------                  ------------                  ------------
                                             1998           1997           1998           1997           1998           1997
                                             ----           ----           ----           ----           ----           ----
Units outstanding, beginning of year        17,324         21,922          4,440          6,013         13,294         16,765
  Units purchased                            1,313          1,276            734            147             58             65
  Units transferred between
    Sub-Accounts and Fixed Accounts         (1,077)        (5,243)        (3,295)        (1,349)        (1,518)          -
Units withdrawn and surrendered             (3,555)          (631)           (84)          (371)        (2,229)        (3,536)
                                            ------         ------         ------         ------        -------        -------
Units outstanding, end of year              14,005         17,324          1,795          4,440          9,605         13,294
                                            ------         ------         ------         ------        -------        -------
                                            ------         ------         ------         ------        -------        -------

                                                     MWG                          MEG
                                                 SUB-ACCOUNT                   SUB-ACCOUNT
                                                 -----------                   -----------
                                                 YEAR ENDED                    YEAR ENDED
                                                 DECEMBER 31,                  DECEMBER 31,
                                                 ------------                  ------------
                                             1998           1997           1998           1997
                                             ----           ----           ----           ----
Units outstanding, beginning of year        12,546         15,694         16,548         19,505
  Units purchased                              177          2,245            452            476
  Units transferred between
    Sub-Accounts and Fixed Accounts         (3,735)        (2,790)          (815)           844
Units withdrawn and surrendered             (2,730)        (2,603)        (1,662)        (4,277)
                                            ------         ------         ------         ------
Units outstanding, end of year               6,258         12,546         14,523         16,548
                                            ------         ------         ------         ------
                                            ------         ------         ------         ------

                                                      * * * * *

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life (N.Y.) Variable Account A and the Board of Directors of Sun Life Insurance and Annuity Company of New
   York:

We have audited the accompanying statement of condition of Sun Life (N.Y.) Variable Account A (the "Variable Account") as of December 31, 1998, the related statement of operations for the year then ended, and the statements of changes in net assets for the years ended December 31, 1998 and 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of December 31, 1998, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

February 4, 1999

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL STOCK AND SURPLUS

                                                 DECEMBER 31,
                                          --------------------------
                                              1998          1997
                                          ------------  ------------
ADMITTED ASSETS
General Account Assets:
    Bonds                                 $ 57,916,869  $ 61,703,336
    Mortgage loans on real estate           17,657,672    25,787,001
    Properties acquired in satisfaction
     of debt                                 1,755,854       --
    Policy loans                               625,023       636,277
    Cash and short-term investments          5,928,556    10,120,237
    Life insurance premiums and annuity
     considerations due and uncollected        667,087       791,011
    Accident and health premiums due and
     unpaid                                    156,493       158,858
    Investment income due and accrued          780,020     1,083,939
    Other assets                               183,602       497,790
                                          ------------  ------------
    General account assets                  85,671,176   100,778,449
Separate Account Assets:
    Unitized                               527,942,310   406,430,585
    Non-unitized                           100,064,243   116,889,545
                                          ------------  ------------
    Total Admitted Assets                 $713,677,729  $624,098,579
                                          ------------  ------------
                                          ------------  ------------
LIABILITIES, CAPITAL STOCK AND SURPLUS
General Account Liabilities:
    Aggregate reserve for life policies
     and contracts                        $ 22,578,780  $ 22,374,626
    Aggregate reserve for accident and
     health policies                         7,830,000     7,414,000
    Policy and contract claims               2,174,704     1,912,737
    Liability for premium and other
     deposit funds                          20,807,840    31,341,254
    Interest maintenance reserve               830,941       885,581
    Commissions to agents due or accrued       374,826       521,106
    General expenses due or accrued            369,524       415,105
    Transfers from Separate Accounts due
     or accrued                            (15,992,081)   (7,224,058)
    Taxes, licenses and fees due or
     accrued                                    64,813       114,986
    Federal income taxes due or accrued        700,000     1,000,000
    Asset valuation reserve                  1,047,787     1,346,335
    Payable to parent, subsidiaries and
     affiliates                              1,218,745     1,266,475
    Other liabilities                          684,361       810,594
                                          ------------  ------------
    General account liabilities             42,690,240    62,178,741
Separate Account Liabilities:
    Unitized                               527,751,720   406,249,110
    Non-unitized                           100,064,243   116,889,545
                                          ------------  ------------
    Total liabilities                      670,506,203   585,317,396
                                          ------------  ------------
CAPITAL STOCK AND SURPLUS
    Capital Stock--Par value $1,000;
     authorized issued and outstanding;
     2,000 shares                            2,000,000     2,000,000
                                          ------------  ------------
    Gross paid in and contributed
     surplus                                29,500,000    29,500,000
    Group life contingency reserve fund        812,391       180,457
    Unassigned funds                        10,859,135     7,100,726
                                          ------------  ------------
    Total Surplus                           41,171,526    36,781,183
                                          ------------  ------------
    Capital stock and surplus               43,171,526    38,781,183
                                          ------------  ------------
    Total liabilities, capital stock and
     surplus                              $713,677,729  $624,098,579
                                          ------------  ------------
                                          ------------  ------------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-Owned Subsidiary of Sun Life Assurance Company Of Canada (U.S.)) STATUTORY STATEMENTS OF OPERATIONS

                                                  YEARS ENDED DECEMBER 31,
                                          ----------------------------------------
                                              1998          1997          1996
                                          ------------  ------------  ------------
INCOME:
    Premiums and annuity considerations   $ 16,979,974  $ 16,013,160  $ 10,880,575
    Deposit-type funds                      84,013,114   115,692,429    67,770,004
    Net investment income                    6,397,852     8,824,668    12,313,903
    Amortization of interest maintenance
     reserve                                   319,812       519,001       704,763
    Net gain from operations from
     Separate Accounts                           9,115         8,743         8,101
    Income from fees associated with
     investment management,
     administration and contract
     guarantees from Separate Accounts       6,262,374     4,707,296     3,591,170
    Other income                             1,179,261       657,755       701,242
                                          ------------  ------------  ------------
      Total Income                         115,161,502   146,423,052    95,969,758
                                          ------------  ------------  ------------
BENEFITS AND EXPENSES:
    Death benefits                           6,237,281     4,916,746     2,881,367
    Annuity benefits                         5,758,805     5,439,091     7,175,995
    Disability benefits and benefits
     under accident and health policies      1,094,851       939,635       464,615
    Surrender benefits and other fund
     withdrawals                            73,863,143    79,016,904   114,578,203
    Interest on policy or contract funds       101,516        75,069        83,323
    Increase in aggregate reserves for
     life and accident and health
     policies and contracts                    620,154     5,199,040     1,550,701
    Decrease in liability for premium
     and other deposit funds               (10,533,414)  (30,405,893)  (67,996,389)
                                          ------------  ------------  ------------
      Total Benefits                        77,142,336    65,180,592    58,737,815
    Commissions on premiums and annuity
     considerations (direct business
     only)                                   4,850,390     5,582,738     3,047,358
    General insurance expenses               7,017,562     7,687,478     6,093,131
    Insurance taxes, licenses and fees,
     excluding federal income taxes            709,440       788,386       729,244
    Net transfers to Separate Accounts      16,673,071    61,695,832    22,581,654
                                          ------------  ------------  ------------
      Total Benefits and Expenses          106,392,799   140,935,026    91,189,202
                                          ------------  ------------  ------------
    Net gain from operations before
     federal income taxes                    8,768,703     5,488,026     4,780,556
    Federal income taxes incurred
     (excluding tax on capital gains)        2,070,545     2,315,259     1,938,734
                                          ------------  ------------  ------------
    Net gain from operations after
     federal income taxes and before
     realized capital gains                  6,698,158     3,172,767     2,841,822
    Net realized capital (losses) gains
     less capital gains tax and
     transferred to the interest
     maintenance reserve                       (13,249)      183,262      (439,101)
                                          ------------  ------------  ------------
NET INCOME                                $  6,684,909  $  3,356,029  $  2,402,721
                                          ------------  ------------  ------------
                                          ------------  ------------  ------------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-Owned Subsidiary of Sun Life Assurance Company Of Canada (U.S.)) STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS

                                                YEARS ENDED DECEMBER 31,
                                          -------------------------------------
                                             1998         1997         1996
                                          -----------  -----------  -----------
CAPITAL AND SURPLUS, BEGINNING OF YEAR    $38,781,183  $34,802,643  $31,964,414
                                          -----------  -----------  -----------
    Net income                              6,684,909    3,356,029    2,402,721
    Change in net unrealized capital
     gains                                    359,000      138,000      702,000
    Change in nonadmitted assets and
     related items                             47,886      (14,391)      32,888
    Change in asset valuation reserve         298,548      498,902     (299,380)
    Dividend to stockholder                (3,000,000)     --           --
                                          -----------  -----------  -----------
    Net change in capital and surplus
     for the year                           4,390,343    3,978,540    2,838,229
                                          -----------  -----------  -----------
CAPITAL AND SURPLUS, END OF YEAR          $43,171,526  $38,781,183  $34,802,643
                                          -----------  -----------  -----------
                                          -----------  -----------  -----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) STATUTORY STATEMENTS OF CASH FLOW

                                                  YEARS ENDED DECEMBER 31,
                                          ----------------------------------------
                                              1998          1997          1996
                                          ------------  ------------  ------------
CASH PROVIDED
    Premiums, annuity considerations and
     deposit funds received               $101,168,181  $138,347,877  $ 82,896,939
    Net investment income                    6,731,025     9,707,801    14,106,521
    Fees associated with investment
     management, administration and
     contract guarantees from Separate
     Accounts                                6,262,374     4,707,296     3,591,170
    Fee income                               1,179,261       657,755       701,242
                                          ------------  ------------  ------------
      Total receipts                       115,340,841   153,420,729   101,295,872
                                          ------------  ------------  ------------
    Benefits paid                           86,793,629   122,170,301   128,975,968
    Insurance expenses and taxes paid       12,819,426    13,540,362     9,712,774
    Net cash transfers to separate
     accounts                               25,441,094    41,721,173    25,804,874
    Federal income tax payments
     (excluding tax on capital gains)        2,370,545     1,715,259     2,909,899
                                          ------------  ------------  ------------
      Total payments                       127,424,694   179,147,095   167,403,515
                                          ------------  ------------  ------------
      Net cash from operations             (12,083,853)  (25,726,366)  (66,107,643)
                                          ------------  ------------  ------------
    Proceeds from long-term investments
     sold, matured or repaid (after
     deducting taxes on capital gains of
     $135,651 for 1998, $222,860 for
     1997 and ($112,405) for 1996)          37,410,774    59,132,310    86,583,714
    Other cash provided                        813,054       325,543     4,654,856
                                          ------------  ------------  ------------
      Total cash provided                   38,223,828    59,457,853    91,238,570
                                          ------------  ------------  ------------
CASH APPLIED
    Cost of long-term investments
     acquired                              (26,671,265)  (27,369,138)  (28,654,582)
    Other cash applied                      (3,660,391)     (857,106)     (166,107)
                                          ------------  ------------  ------------
      Total cash applied                   (30,331,656)  (28,226,244)  (28,820,689)
                                          ------------  ------------  ------------
    Net change in cash and short-term
     investments                            (4,191,681)    5,505,243    (3,689,762)
CASH AND SHORT-TERM INVESTMENTS:
BEGINNING OF YEAR                           10,120,237     4,614,994     8,304,756
                                          ------------  ------------  ------------
END OF YEAR                               $  5,928,556  $ 10,120,237  $  4,614,994
                                          ------------  ------------  ------------
                                          ------------  ------------  ------------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

1.  DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

GENERAL--

Sun Life Insurance and Annuity Company of New York (the "Company") is incorporated as a life insurance company and is currently engaged in the sale of individual fixed and variable annuities, group life and group long-term disability insurance. The parent company, Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)"), is ultimately a wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"), a mutual life insurance company.

The Company, which is domiciled in the State of New York, prepares its financial statements in accordance with statutory accounting practices prescribed or permitted by the Insurance Department of the State of New York. Prescribed accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as New York State laws, regulations and general administrative rules. Permitted accounting practices encompass all accounting practices not so prescribed. The permitted accounting practices adopted by the Company are not material to the financial statements. Prior to 1996, statutory accounting practices were recognized by the insurance industry and the accounting profession as generally accepted accounting principles ("GAAP") for mutual life insurance companies and stock life insurance companies wholly owned by mutual life insurance companies. In April of 1993, the Financial Accounting Standards Board ("FASB") issued an interpretation (the "Interpretation") which became effective in 1996 that has changed the previous practice of mutual life insurance companies (and stock life insurance companies that are wholly owned subsidiaries of mutual life insurance companies) with respect to utilizing statutory basis financial statements for general purposes, in that it will no longer allow such financial statements to be described as having been prepared in conformity with GAAP. Consequently, these financial statements prepared in conformity with statutory accounting practices as described above, vary from and are not intended to present the Company's financial position, results of operations or cash flow in conformity with GAAP. (See Note 17 for further discussion relative to the Company's basis of financial statement presentation.) The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material.

INVESTED ASSETS--

Bonds are carried at cost adjusted for amortization of premium or accrual of discount. Mortgage loans acquired at a premium or discount are carried at amortized values and other mortgage loans at the amounts of the unpaid balances. Real estate investments are carried at the lower of cost, adjusted for accumulated depreciation, or appraised value less encumbrances. Short-term investments are carried at amortized cost which approximates fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally three to sixteen years.

POLICY AND CONTRACT RESERVES--

The reserves for group life insurance, group long-term disability insurance and annuity contracts, developed by accepted actuarial methods, have been established and maintained on the basis of published mortality and morbidity tables using assumed interest rates and valuation methods that will provide reserves at least as great as those required by law and contract provisions.

INCOME AND EXPENSES--

For group life, group long-term disability and annuity contracts, premiums are recognized as revenues over the premium paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

1.  DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES: (CONTINUED):
SEPARATE ACCOUNTS--

The Company has established unitized separate accounts applicable to individual qualified and nonqualified variable annuity contracts.

Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract holders, are shown as separate captions in the statutory financial statements. Assets held in the separate accounts are carried at market values as determined by the quoted market prices of the underlying investments.

The Company has also established a nonunitized separate account for amounts allocated to the fixed portion of a certain combination fixed/variable deferred annuity contracts. The assets of this account are available to fund general account liabilities and general account assets are available to fund liabilities of this account.

Gains (losses) from mortality experience and investment experience of the separate accounts, not applicable to contract owners, are transferred to (from) the general account. Accumulated gains (losses) that have not been transferred are recorded as payable (receivable) to (from) the general account. Transfers from separate accounts due or accrued amounted to $15,992,000 in 1998 and $7,224,000 in 1997.

CHANGES IN ACCOUNTING PRINCIPLES AND REPORTING--

In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices and it is uncertain when, or if, the State of New York will require adoption of the Codification for the preparation of statutory financial statements. The Company has not finalized the quantification of the effects of Codification on its statutory financial statements.

OTHER--

Preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

Certain 1997 and 1996 amounts have been reclassified to conform to amounts as presented in 1998.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

2.  BONDS:
Investments in debt securities are as follows:

                                                        DECEMBER 31, 1998
                                          ---------------------------------------------
                                                      GROSS         GROSS      ESTIMATED
                                          AMORTIZED UNREALIZED   UNREALIZED      FAIR
                                            COST      GAINS        LOSSES       VALUE
                                          --------  ----------   -----------   --------
                                                           (IN 000'S)
Long-term bonds:
    United States Government and
     government agencies and authorities  $16,153     $  319         $(31)     $16,441
    Public utilities                       11,353        213          (16)      11,550
    Transportation                          2,553         19           --        2,572
    Finance                                 6,260        122           (9)       6,373
    All other corporate bonds              21,598        430          (37)      21,991
                                          --------  ----------        ---      --------
        Total long-term bonds              57,917      1,103          (93)      58,927
Short-term bonds -- U.S. Treasury
    Bills, bankers acceptances and
     commercial paper                       5,258      --              --        5,258
                                          --------  ----------        ---      --------
                                          $63,175     $1,103         $(93)     $64,185
                                          --------  ----------        ---      --------
                                          --------  ----------        ---      --------

                                                       DECEMBER 31, 1997
                                          --------------------------------------------
                                                      GROSS        GROSS      ESTIMATED
                                          AMORTIZED UNREALIZED   UNREALIZED     FAIR
                                            COST      GAINS        LOSSES      VALUE
                                          --------  ----------   ----------   --------
                                                           (IN 000'S)
Long-term bonds:
    United States Government and
     government agencies and authorities  $15,005     $  311        $         $15,316
    Foreign governments                       523         16          --          539
    Public utilities                       12,126        341          --       12,467
    Finance                                 4,026         80          --        4,106
    All other corporate bonds              30,023        696         (16)      30,703
                                          --------  ----------       ---      --------
        Total long-term bonds              61,703      1,444         (16)      63,131
Short-term bonds -- U.S. Treasury
    Bills, bankers acceptances and
     commercial paper                       9,406      --             --        9,406
                                          --------  ----------       ---      --------
                                          $71,109     $1,444        $(16)     $72,537
                                          --------  ----------       ---      --------
                                          --------  ----------       ---      --------

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

2.  BONDS: (CONTINUED):
The amortized cost and estimated fair value of debt securities at December 31, 1998 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call and/or prepayment penalties.

                                             DECEMBER 31, 1998
                                          -----------------------
                                          AMORTIZED   ESTIMATED
                                            COST      FAIR VALUE
                                          ---------  ------------
                                                (IN 000'S)
Maturities are:
    Due in one year or less                $18,463     $ 18,549
    Due after one year through five
     years                                  19,429       19,827
    Due after five years through ten
     years                                  11,328       11,421
    Due after ten years                      8,434        8,803
                                          ---------  ------------
        Subtotal                            57,654       58,600
    Mortgage-backed securities               5,521        5,585
                                          ---------  ------------
                                           $63,175     $ 64,185
                                          ---------  ------------
                                          ---------  ------------

Proceeds from sales and maturities of investments in debt securities during 1998, 1997 and 1996 were $29,068,000, $42,986,000 and $76,431,000, respectively.
Gross gains of $407,000, $395,000 and $537,000 and gross losses of $2,000,
$40,000 and $183,000 were realized on such sales during 1998, 1997 and 1996, respectively.

A bond, included above, with an amortized cost of approximately $404,000 and $408,000 at December 31, 1998 and 1997, respectively, was on deposit with the Superintendent of Insurance of the State of New York as required by law.

3.  MORTGAGE LOANS:
The Company invests in commercial first mortgage loans throughout the United States. The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management's judgment, the mortgage loans' values are impaired, appropriate losses are recorded.

The following table shows the geographic distribution of the mortgage loan portfolio at December 31:

                                           1998     1997
                                          -------  -------
                                             (IN 000'S)

California                                $ 3,421  $ 4,672
Florida                                       777    3,313
Massachusetts                               1,090    2,556
New York                                    2,868    4,375
Ohio                                        1,291    1,308
All other                                   8,211    9,563
                                          -------  -------
                                          $17,658  $25,787
                                          -------  -------
                                          -------  -------

As of December 31, 1998, the Company has no restructured mortgage loans. As of December 31, 1997, the Company had restructured loans totaling $960,000 against which there were allowances for losses of $250,000.

The Company has made no commitments of mortgage loans on real estate into the future.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

4.  INVESTMENT GAINS (LOSSES):

                                              YEARS ENDED
                                             DECEMBER 31,
                                          -------------------
                                          1998   1997   1996
                                          -----  -----  -----
                                              (IN 000'S)
Realized capital gains (losses):
    Bonds                                 $   7  $ (99) $ 237
    Mortgage loans                           (8)    (6)  (676)
    Real estate                             (12)   288   --
                                          -----  -----  -----
                                          $ (13) $ 183  $(439)
                                          -----  -----  -----
                                          -----  -----  -----
Changes in unrealized capital gains on
 mortgage loans                           $ 359  $ 138  $ 702
                                          -----  -----  -----
                                          -----  -----  -----

Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rate risk are charged or credited to an interest maintenance reserve ("IMR") and amortized into income over the remaining contractual life of the security sold. The gross realized capital gains credited to the IMR were $408,000, $355,000 and $354,000 in 1998, 1997 and 1996, respectively. All gains are transferred net of applicable income taxes.

5.  NET INVESTMENT INCOME:
Net investment income consisted of the following for:

                                          YEARS ENDED DECEMBER 31,
                                          -------------------------
                                           1998     1997     1996
                                          -------  -------  -------
                                                 (IN 000'S)
Interest income from bonds                $ 4,570  $ 5,622  $ 8,576
Interest income from mortgage loans         1,926    3,279    4,252
Real estate investment income                  22      483      376
Other investment income (loss)                125      170      (93)
                                          -------  -------  -------
    Gross investment income                 6,643    9,554   13,111
Investment expenses                           245      729      797
                                          -------  -------  -------
Net investment income                     $ 6,398  $ 8,825  $12,314
                                          -------  -------  -------
                                          -------  -------  -------

6.  REINSURANCE:
The Company has agreements with Sun Life (Canada) which provide that Sun Life (Canada) will reinsure the mortality and morbidity risks of the group life insurance contracts and group long-term disability contracts issued by the Company. Under these agreements, basic death benefits and long-term disability benefits are reinsured on a yearly renewable term basis. The agreements provide that Sun Life (Canada) will reinsure the mortality risks in excess of $50,000 per policy for group life insurance contracts and $4,000 per policy per month for the group long-term disability contracts ceded by the Company. For the year ended December 31, 1997 and 1996, the agreements provided that Sun Life (Canada) would reinsure $3,000 per policy per month for the group long-term disability contracts ceded by the Company. Reinsurance transactions under these agreements had the effect of increasing (decreasing) income from operations by $(771,000), $139,000 and $(500,000) for the years ended December 31, 1998, 1997, and 1996, respectively.

The group life and long-term disability reinsurance agreements require that the reinsurer provide funds in amounts equal to the reserves ceded.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

6.  REINSURANCE: (CONTINUED):
The following are summarized pro forma results of operations of the Company for the years ended December 31, 1998, 1997 and 1996 before the effect of reinsurance transactions with Sun Life (Canada).

                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------
                                            1998      1997      1996
                                          --------  --------  --------
                                                   (IN 000'S)
Income:
    Premiums, annuity deposits and other
     revenues                             $105,728  $142,915  $ 85,947
    Net investment income                    6,718     9,343    13,019
                                          --------  --------  --------
    Subtotal                               112,446   152,258    98,966
Benefits and expenses:
    Policyholder benefits                   79,918   101,371    64,328
    Other expenses                          22,988    45,538    29,357
                                          --------  --------  --------
    Subtotal                               102,906   146,909    93,685
                                          --------  --------  --------
Income from operations                    $  9,540  $  5,349  $  5,281
                                          --------  --------  --------
                                          --------  --------  --------

7.  WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT
LIABILITIES:
Withdrawal characteristics of general account and separate account annuity reserves and deposits:

                                           DECEMBER 31, 1998
                                               (IN 000'S)
                                           AMOUNT   % OF TOTAL
                                          --------  ----------
Subject to discretionary withdrawal:
  --with market value adjustment          $ 98,744     15.18
  --at book value less surrender charges
   (surrender charge > 5%)                   7,108      1.09
  --at book value (mimimal or no charge
   or adjustment)                          523,814     80.54
Not subject to discretionary withdrawal
 provision                                  20,709      3.19
                                          --------  ----------
Total annuity actuarial reserves and
 deposit liabilities                      $650,375    100.00
                                          --------  ----------
                                          --------  ----------

                                           DECEMBER 31, 1997
                                               (IN 000'S)
                                           AMOUNT   % OF TOTAL
                                          --------  ----------
Subject to discretionary withdrawal:
  --with market value adjustment          $120,764     21.37
  --at book value less surrender charges
   (surrender charge > 5%)                  13,811      2.45
  --at book value (mimimal or no charge
   or adjustment)                          410,484     72.65
Not subject to discretionary withdrawal
 provision                                  19,972      3.53
                                          --------  ----------
Total annuity actuarial reserves and
 deposit liabilities                      $565,031    100.00
                                          --------  ----------
                                          --------  ----------

8.  SEGMENT INFORMATION:
The Company offers financial products and services such as fixed and variable annuities, group life insurance and group long-term disability protection. Within these areas, the Company conducts business principally in two operating segments and maintains a corporate surplus segment to provide for the capital needs of the various operating segments and to engage in other financing related activities.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

8.  SEGMENT INFORMATION: (CONTINUED):
The Retirement Products and Services ("RPS") segment markets and administers individual variable and fixed annuity products, including market value adjusted annuities, while the Group Insurance segment markets and administers group life insurance and group long-term disability products.

The following amounts pertain to the various business segments:

                                                                                                             TOTAL
                                                                                            FEDERAL         GENERAL
                                               TOTAL            TOTAL          PRETAX        INCOME         ACCOUNT
                                             REVENUES       EXPENDITURES       INCOME        TAXES          ASSETS
                                          ---------------  ---------------  ------------  ------------  ---------------
    1998:
RPS                                       $    97,936,000  $    92,889,000  $  5,047,000  $    449,000  $    36,148,000
Group Insurance                                15,155,000       13,251,000     1,904,000       654,000       14,685,000
Corporate Surplus                               2,071,000          253,000     1,818,000       968,000       34,838,000
                                          ---------------  ---------------  ------------  ------------  ---------------
    Total:                                $   115,162,000  $   106,393,000  $  8,769,000  $  2,071,000  $    85,671,000
                                          ---------------  ---------------  ------------  ------------  ---------------
                                          ---------------  ---------------  ------------  ------------  ---------------
      1997:
RPS                                       $   130,926,000  $   127,120,000  $  3,806,000  $  1,803,000  $    43,799,000
Group Insurance                                12,623,000       13,791,000    (1,168,000)     (406,000)      10,706,000
Corporate Surplus                               2,874,000           24,000     2,850,000       918,000       46,273,000
                                          ---------------  ---------------  ------------  ------------  ---------------
    Total:                                $   146,423,000  $   140,935,000  $  5,488,000  $  2,315,000  $   100,778,000
                                          ---------------  ---------------  ------------  ------------  ---------------
                                          ---------------  ---------------  ------------  ------------  ---------------
      1996:
RPS                                       $    84,260,000  $    83,271,000  $    989,000  $    547,000  $    88,745,000
Group Insurance                                 8,494,000        7,875,000       619,000       116,000        7,820,000
Corporate Surplus                               3,216,000           43,000     3,173,000     1,276,000       30,182,000
                                          ---------------  ---------------  ------------  ------------  ---------------
    Total:                                $    95,970,000  $    91,189,000  $  4,781,000  $  1,939,000  $   126,747,000
                                          ---------------  ---------------  ------------  ------------  ---------------
                                          ---------------  ---------------  ------------  ------------  ---------------

9.  RETIREMENT PLANS:
The Company participates with Sun Life (Canada) and Sun Life of Canada (U.S.) in a noncontributory defined benefit pension plan covering essentially all employees. The benefits are based on years of service and compensation.

The funding policy for the pension plan is to contribute an amount which at least satisfies the minimum amount required by ERISA; the plan is currently fully funded. The Company is charged for its share of the pension cost based upon its covered participants. Pension plan assets consist principally of a variable accumulation fund contract held in a separate account of Sun Life (Canada).

The Company's share of the group's accrued pension cost at December 31, 1998, 1997 and 1996 was $275,000, $211,000 and $178,000, respectively. The Company's share of net periodic pension cost was $65,000, $33,000 and $81,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

The Company also participates with Sun Life (Canada), Sun Life of Canada (U.S.) and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. The Company matches, up to specified amounts, employees' contributions to the plan. Employer contributions were $30,000, $28,000 and $27,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

9.  RETIREMENT PLANS: (CONTINUED):
OTHER POSTRETIREMENT BENEFIT PLANS--

In addition to pension benefits, the Company provides certain health, dental and life insurance benefits ("postretirement benefits") for retired employees and dependents. Substantially all employees may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount.

Effective January 1, 1993, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 106, "Employer's Accounting for Postretirement Benefits Other Than Pensions." SFAS No. 106 requires the Company to accrue the estimated cost of retiree benefit payments during the years the employee provides services. SFAS No. 106 allows recognition of the cumulative effect of the liability in the year of adoption or the amortization of the obligation over a period of up to 20 years. The Company has elected to recognize this obligation of approximately $455,000 over a period of ten years. The Company's cash flows are not affected by implementation of this standard, but implementation decreased net income by $6,000, $16,000, and $8,000 for the years ended December 31, 1998, 1997 and 1996, respectively. The Company's postretirement health, dental and life insurance benefits currently are not funded.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

9.  RETIREMENT PLANS: (CONTINUED):
The following table sets forth the change in the pension and other postretirement benefit plans' benefit obligations and assets as well as the plans' funded status reconciled with the amount shown in the Company's statutory financial statements at December 31:

                                                                      PENSION BENEFITS        OTHER BENEFITS
                                                                      1998        1997        1998       1997
                                                                   ----------  ----------  ----------  ---------
                                                                                  (IN THOUSANDS)
Change in benefit obligation:
    Benefit obligation at beginning of year                        $   79,684  $   70,848  $    9,845  $   9,899
    Service cost                                                        4,506       4,251         240        306
    Interest cost                                                       6,452       5,266         673        725
    Amendments                                                             --       1,000          --         --
    Actuarial (gain) loss                                              21,975          --         308       (801)
    Benefits paid                                                      (1,825)     (1,681)       (647)      (284)
                                                                   ----------  ----------  ----------  ---------
Benefit obligation at end of year                                  $  110,792  $   79,684  $   10,419  $   9,845
                                                                   ----------  ----------  ----------  ---------
                                                                   ----------  ----------  ----------  ---------
The Company's share:
    Benefit obligation at beginning of year                        $      269  $      239  $       89  $      83
    Benefit obligation at end of year                                     515         269          21         89
Change in plan assets:
    Fair value of plan assets at beginning of year                 $  136,610  $  122,807  $       --  $      --
    Actual return on plan assets                                       16,790      15,484          --         --
    Employer contribution                                                  --          --         647        284
    Benefits paid                                                      (1,825)     (1,681)       (647)      (284)
                                                                   ----------  ----------  ----------  ---------
Fair value of plan assets at end of year                           $  151,575  $  136,610  $       --  $      --
                                                                   ----------  ----------  ----------  ---------
                                                                   ----------  ----------  ----------  ---------
Funded status                                                      $   40,783  $   56,926  $  (10,419) $  (9,845)
Unrecognized net actuarial gain (loss)                                 (2,113)    (18,147)        586        257
Unrecognized transition (asset) obligation                            (24,674)    (26,730)        185        230
Unrecognized prior service cost                                         7,661       8,241          --         --
                                                                   ----------  ----------  ----------  ---------
Prepaid (accrued) benefit cost                                     $   21,657  $   20,290  $   (9,648) $  (9,358)
                                                                   ----------  ----------  ----------  ---------
                                                                   ----------  ----------  ----------  ---------
The Company's share of accrued benefit cost                        $     (275) $     (211) $      (41) $     (35)
                                                                   ----------  ----------  ----------  ---------
                                                                   ----------  ----------  ----------  ---------
Weighted-average assumptions as of December 31:
    Discount rate                                                       6.75%       7.50%       6.75%      7.50%
    Expected return on plan assets                                      8.00%       7.50%         N/A        N/A
    Rate of compensation increase                                       4.50%       4.50%         N/A        N/A

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

9.  RETIREMENT PLANS: (CONTINUED):
For measurement purposes, a 10.1% annual rate of increase in the per capita cost of covered health care benefits was assumed for 1998 (5.7% for dental benefits). The rates were assumed to decrease gradually to 5% for 2005 and remain at that level thereafter.

                                                                            PENSION BENEFITS        OTHER BENEFITS
                                                                             1998       1997       1998       1997
                                                                          ----------  ---------  ---------  ---------
                                                                                        (IN THOUSANDS)
Components of net periodic benefit cost:
    Service cost                                                          $    4,506  $   4,251  $     239  $     306
    Interest cost                                                              6,452      5,266        673        725
    Expected return on plan assets                                           (10,172)    (9,163)        --         --
    Amortization of transition (asset) obligation                             (2,056)    (2,056)        45         45
    Amortization of prior service cost                                           580        517         --         --
    Recognized net actuarial (gain) loss                                        (677)      (789)       (20)        71
                                                                          ----------  ---------  ---------  ---------
Net periodic benefit cost                                                 $   (1,367) $  (1,974) $     937  $   1,147
                                                                          ----------  ---------  ---------  ---------
                                                                          ----------  ---------  ---------  ---------
The Company's share of net periodic benefit cost                          $       64  $      33  $       6  $      16
                                                                          ----------  ---------  ---------  ---------
                                                                          ----------  ---------  ---------  ---------

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                          1-PERCENTAGE-POINT   1-PERCENTAGE-POINT
                                                                               INCREASE             DECREASE
                                                                          -------------------  -------------------
                                                                                         (IN 000'S)
Effect on total of service and interest cost components                        $     210            $    (170)
Effect on postretirement benefit obligation                                    $   2,026            $  (1,697)

10. FAIR VALUE OF FINANCIAL INSTRUMENTS:
The following table presents the carrying amounts and fair values of the Company's financial instruments at December 31, 1998 and 1997:

                                                      1998                            1997
                                          -----------------------------   -----------------------------
                                             CARRYING                        CARRYING
                                              AMOUNT        FAIR VALUE        AMOUNT        FAIR VALUE
                                          --------------   ------------   --------------   ------------
                                                                   (IN 000'S)
ASSETS:
Bonds                                        $ 63,175        $ 64,185        $ 71,109        $   72,537
Mortgages                                      17,658          18,157          25,787            26,557

LIABILITIES:
Individual annuities                         $ 29,724        $ 29,212        $ 40,479        $   38,177

The major methods and assumptions used in estimating the fair values of financial instruments are as follows:

The fair values of short-term bonds are estimated to be the amortized cost. The fair values of long-term bonds which are publicly traded are based upon market prices or dealer quotes.For privately placed bonds, fair values are estimated using prices for publicly traded bonds of similar credit risk, maturity, repayment and liquidity characteristics.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

10. FAIR VALUE OF FINANCIAL INSTRUMENTS: (CONTINUED):
The fair values of the Company's general account reserves and liabilities under investment-type contracts (insurance and annuity contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

11. STATUTORY INVESTMENT VALUATION RESERVES:
The asset valuation reserve ("AVR") provides a reserve for losses from investments in bonds, mortgage loans, real-estate and other invested assets with related increases or decreases being recorded directly to surplus.

Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rate risk are charged or credited to an IMR and amortized into income over the remaining contractual life of the security sold.

The table shown below presents changes in the major elements of the AVR and IMR:

                                               1998            1997
                                          --------------  --------------
                                           AVR     IMR     AVR     IMR
                                          ------  ------  ------  ------
                                            (IN 000'S)      (IN 000'S)
Balance, beginning of year                $1,346  $  886  $1,845  $1,174
Net realized capital (losses) gains, net
 of tax                                      (13)    265     183     231
Amortization of net investment gains          --    (320)     --    (519)
Unrealized investment gains                  359      --     138      --
Required by formula                         (644)     --    (820)     --
                                          ------  ------  ------  ------
Balance, end of year                      $1,048  $  831  $1,346  $  886
                                          ------  ------  ------  ------
                                          ------  ------  ------  ------

12. LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES:
Activity in the liability for unpaid claims and claim adjustment expense is summarized below (in 000's).

                                                      1998     1997     1996
                                                     -------  -------  -------
 Balance, January 1                                  $10,239  $ 6,129  $ 4,320
 Claims incurred                                       8,491    9,008    5,061
 Claims paid                                          (6,960)  (4,898)  (3,252)
                                                     -------  -------  -------
 Balance, December 31                                $11,770  $10,239  $ 6,129
                                                     -------  -------  -------
                                                     -------  -------  -------

The information presented above includes unpaid benefit claims and claim adjustment expenses for the group life and group long-term disability contracts. As of December 31, 1998 and 1997, the unpaid claim and claim adjustment liability for these contracts is included in Policy Reserves.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

13. FEDERAL INCOME TAXES:
The Company files a consolidated federal income tax return with Sun Life of Canada (U.S.) and other affiliates. Federal income taxes are calculated as if the Company filed a return as a separate company. No provision is recognized for timing differences which may exist between financial statement and taxable income. Such differences include reserves, depreciation and accrual of market discount on bonds. The Company made cash payments to Sun Life of Canada (U.S.) of $2,506,000, $1,938,000 and $2,797,000 during 1998, 1997 and 1996, respectively.

14. LEASE COMMITMENTS:
The Company leases two separate facilities for its annuity operations and group sales offices. Both leases commenced in March 1994. On February 24, 1999, the Company terminated its lease at the 80 Broad Street location as it intends to consolidate the functions performed at this facility with its parent company, Sun Life of Canada (U.S.) (See Note 18 for further discussion). The group sales office lease is scheduled to expire in July 1999. Consequently, the Company has no future lease commitments to report. Rent expense under these leases in 1998, 1997 and 1996 amounted to $344,000, $348,000 and $336,000, respectively.

15. MANAGEMENT AND SERVICE CONTRACTS:
The Company has agreements with Sun Life (Canada) which provide that Sun Life (Canada) will furnish to the Company, as requested, personnel as well as certain investment, actuarial and administrative services on a cost reimbursement basis. Expenses under these agreements amounted to approximately $1,037,000 in 1998, $1,155,000 in 1997 and $1,866,000 in 1996.

16. RISK-BASED CAPITAL:
Effective December 31, 1993, the NAIC adopted risk-based capital requirements for life insurance companies. The risk-based capital requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting practices, taking into account the risk characteristics of its investments and products. The Company has met the minimum risk-based capital requirements at December 31, 1998 and 1997.

17. ACCOUNTING POLICIES AND PRINCIPLES:
The financial statements of the Company have been prepared on the basis of statutory accounting practices which, prior to 1996, were considered by the insurance industry and the accounting profession to be in accordance with GAAP for mutual life insurance companies. The primary differences between statutory accounting and GAAP are described as follows. Statutory accounting practices do not recognize the following assets or liabilities which are reflected under GAAP; deferred acquisition costs, deferred federal income taxes and statutory non admitted assets. AVR and IMR are established under statutory accounting practices but not under GAAP. Methods for calculating real estate depreciation and investment valuation allowances differ under statutory accounting practices and GAAP. Premiums for investment-type products are recognized as income for statutory purposes and as deposits to policyholders' accounts for GAAP.

Because the Company's management uses financial information prepared in conformity with accounting policies generally accepted in Canada in the normal course of business, the management of the Company has determined that the cost of complying with Statement No. 120 would exceed the benefits that the Company, or the users of its financial statements, would experience. Consequently, the Company has elected not to apply such standards in the preparation of these statutory financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

18. SUBSEQUENT EVENT:
Subsequent to December 31, 1998, the Company announced its intention to consolidate the customer service and accounting functions, currently performed at its office at 80 Broad Street in New York, New York, with its parent company, Sun Life of Canada (U.S.), based in Wellesley Hills, Massachusetts. A plan to transfer these operations, effective July 1, 1999, was presented to the New York State Insurance Department on February 8, 1999, and is currently undergoing review. The Company will maintain its corporate home office in the State of New York and will continue to offer individual annuity, group life and group disability products to residents of New York. This action is expected to improve operating efficiencies and achieve greater economies of scale. As a result of this event, the Company will be terminating approximately 18 employees and is expecting to incur severance related costs ranging between $250,000 and $490,000. In addition, the expense associated with terminating its lease at the 80 Broad Street facility will total approximately $77,000.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS
SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

We have audited the accompanying statutory statements of admitted assets, liabilities and capital stock and surplus of Sun Life Insurance and Annuity Company of New York ("the Company") as of December 31, 1998 and 1997, and the related statutory statements of operations, changes in capital stock and surplus, and cash flow for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Notes 1 and 17 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which is a comprehensive basis of accounting other than generally accepted accounting principles. The effects on the financial statements of the differences between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital stock and surplus of Sun Life Insurance and Annuity Company of New York as of December 31, 1998 and 1997, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1998 on the basis of accounting described in Notes 1 and 17.

However, because of the differences between the two bases of accounting referred to in the second preceding paragraph, in our opinion, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Sun Life Insurance and Annuity Company of New York as of December 31, 1998 and 1997 or the results of its operations or its cash flow for each of the three years in the period ended December 31, 1998.

As management has stated in Note 17, because the Company's management uses financial information prepared in accordance with accounting principles generally accepted in Canada in the normal course of business, the management of Sun Life Insurance and Annuity Company of New York has determined that the cost of complying with Statement No. 120, Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts, would exceed the benefits that the Company, or the users of its financial statements would experience. Consequently, the Company has elected not to apply such standards in the preparation of these financial statements.

DELOITTE & TOUCHE LLP
February 4, 1999
(except for Note 18 for which the date is March 25, 1999.)

                                   APPENDIX A
                               THE FIXED ACCOUNT

    THAT PORTION OF THE CONTRACT RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE IN THIS APPENDIX A HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. HOWEVER, THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

A WORD ABOUT THE FIXED ACCOUNT

    The Fixed Account consists of those assets of the Company which are allocated to a non-unitized separate account established in conformance with New York law. Any portion of the net Purchase Payment allocated by the Owner to a Guarantee Period(s) will become part of the Fixed Account. Any obligations of the Fixed Account will be paid first from those assets which are allocated to the Fixed Account and the excess, if any, will be paid from the Company's general account. The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated between the Company and the contracts participating in the Fixed Account, in accordance with the terms of such contracts.

    Annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

    Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The Company expects to derive a profit from this compensation. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company. However, the Company guarantees that it will credit interest at a rate of not less than 4% per year, compounded annually, to amounts allocated to the Fixed Account under the Contracts. The Company may credit interest at a rate in excess of 4% per year; however, the Company is not obligated to credit any interest in excess of 4% per year. There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on information as to expected investment yields. Some of the factors that the Company may consider in determining whether to credit interest to amounts allocated to the Fixed Account and the amount thereof are general economic trends, rates of return currently available and anticipated on the Company's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 4% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR ANY GIVEN YEAR.

    The Company is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders and contract owners and to its sole stockholder.

    Excess interest, if any, will be credited on the fixed accumulation value. The Company guarantees that, at any time, the fixed accumulation value will not be less than the amount of Purchase Payments allocated to the Fixed Account, plus interest at the rate of 4% per year, compounded annually, plus any additional interest which the Company may, in its discretion, credit to the Fixed Account, less the sum of all administrative or withdrawal charges, any applicable premium taxes, and less any amounts surrendered. If the Owner surrenders the Contract, the amount available from the Fixed Account will be reduced by any applicable withdrawal charge (see "Withdrawal Charges" in the Prospectus). In no event will the portion of the contract maintenance charge that is deducted from the Fixed Account cause the Contract's fixed accumulation value (adjusted for any cash withdrawals) to increase by less than 4% per year.

    If on any Contract Anniversary the rate at which the Company credits interest to amounts allocated to the Fixed Account under the Contract is less than 80% of the average discount rate on 52-week United States Treasury Bills for the most recent auction prior to the Contract Anniversary on which the declared interest rate becomes applicable, then during the 45-day period after the Contract Anniversary the Owner may elect to receive the value of the Contract's Accumulation Account without assessment of a withdrawal charge. Such withdrawal may, however, result in adverse tax consequences (see "Federal Tax Status").

    The Company reserves the right to defer the payment of amounts withdrawn from the Fixed Account for a period not to exceed six months from the date written request for such withdrawal is received by the Company.

FIXED ACCUMULATION VALUE
(1) CREDITING FIXED ACCUMULATION UNITS

    Upon receipt of a Purchase Payment by the Company, all or that portion, if any, of the net Purchase Payment to be allocated to the Fixed Account in accordance with the allocation factor will be credited to the Accumulation Account in the form of Fixed Accumulation Units. The number of Fixed Accumulation Units to be credited is determined by dividing the dollar amount allocated to the Fixed Account by the Fixed Accumulation Unit value for the Contract for the Valuation Period during which the Purchase Payment is received by the Company.

(2) FIXED ACCUMULATION UNIT VALUE

    A Fixed Accumulation Unit value is established at $10.00 for the first Valuation Period of the calendar month in which the Contract is issued and will increase for each successive Valuation Period as interest is accrued. All Contracts issued in a particular calendar month and at a particular rate of interest, as specified in advance by the Company from time to time, will use the same series of Fixed Accumulation Unit values throughout the first Contract Year.

    At the first Contract Anniversary the Fixed Accumulation Units credited to a Contract's Accumulation Account will be exchanged for a second type of Fixed Accumulation Unit with an equal aggregate value. The value of this second type of Fixed Accumulation Unit will increase for each Valuation Period during each Contract Year as interest is accrued at a rate which shall have been determined by the Company prior to the first day of each Contract Year.

    The Company will credit interest to the Contract's Fixed Accumulation Account at a rate of not less than 4% per year, compounded annually. Once the rate applicable to a specific Contract is established by the Company, it may not be changed for the balance of the Contract Year. Additional Payments made during the Contract Year will be credited with interest for the balance of the Contract Year at the rate applicable at the beginning of that Contract Year. The Fixed Accumulation Unit value for the Contract for any Valuation Period is the value determined as of the end of such Valuation Period.

(3) FIXED ACCUMULATION VALUE

    The fixed accumulation value of a Contract, if any, for any Valuation Period is equal to the value of the Fixed Accumulation Units credited to the Accumulation Account for such Valuation Period.

LOANS FROM THE FIXED ACCOUNT

    Loans will be permitted from the Contract's Fixed Accumulation Account (to the extent permitted by the retirement plan for which the Contract is purchased). The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract. Loans are subject to applicable retirement program legislation and their taxation is determined under the federal income tax laws. The amount borrowed will be transferred to a fixed minimum guarantee accumulation account in the Company's general account where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five years.

    The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Commencement Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

FIXED ANNUITY PAYMENTS

    The dollar amount of each fixed annuity payment will be determined in accordance with the annuity payment rates found in the Contract which are based on a minimum guaranteed interest rate of 4% per year, or, if more favorable to the Payee(s), in accordance with the Single Premium Immediate Settlement Rates published by the Company and in use on the Annuity Commencement Date.

                                   APPENDIX B

ILLUSTRATIVE EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATIONS

    Suppose the net asset value of a Fund share at the end of the current Valuation Period is $18.38; at the end of the immediately preceding Valuation Period is $18.32; the Valuation Period is one day; no dividends or distributions caused Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks of .00003539 (the daily equivalent of the current charge of 1.3% on an annual basis) gives a net investment factor of 1.00323972. If the value of the Variable Accumulation Unit for the immediately preceding Valuation Period had been 14.5645672, the value for the current Valuation Period would be 14.6117523 (14.5645672 x 1.00323972).

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATIONS

    Suppose the circumstances of the first example exist, and the value of an Annuity Unit for the immediately preceding Valuation Period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the Annuity Unit for the current Valuation Period would be 12.3843446 (12.3456789 x 1.00323972 x 0.99989255).

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATIONS

    Suppose that the Accumulation Account of a deferred Contract is credited with 8,765.4321 Variable Accumulation Units of a particular Sub-Account but is not credited with any Fixed Accumulation Units; that the Variable Accumulation Unit value and the Annuity Unit value for the particular Sub-Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date are 14.5645672 and 12.3456789, respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the Annuity Unit value on the day prior to the second variable annuity payment date is 12.3843446. The first variable annuity payment would be $865.57(8,765.4321 x 14.5645672 x 6.78 divided by 1,000). The number of Annuity Units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.28 (70.1112 x 12.3843446).

                                   APPENDIX C
                       WITHDRAWALS AND WITHDRAWAL CHARGES

    Suppose, for example, that the initial Purchase Payment under a Contract was $2,000, and that $2,000 Purchase Payments were made on each Contract Anniversary thereafter. The maximum free withdrawal amount would be $200, $400, $600, $800, and $1,000 in Contract Years 1, 2, 3, 4, and 5, respectively; these amounts are determined as 10% of the new Payments (as new Payments are defined in each Contract Year).

    In Contract Years after the 5th the maximum free withdrawal amount will be increased by any old Payments which have not already been liquidated. Continuing the example, consider a partial withdrawal of $4,500 made during the 7th Contract Year. Let us consider this withdrawal under two sets of circumstances: first where there were no previous partial withdrawals, and second where there had been an $800 cash withdrawal payment made in the 5th Contract Year.

        1. In the first instance, there were no previous partial withdrawals. The maximum free withdrawal amount in the 7th Contract Year is then $5,000, which consists of $4,000 in old Payments ($2,000 from each of the first two Contract Years) and $1,000 as 10% of the new Payments in years 3-7. Because the $4,500 partial withdrawal is less than the maximum free withdrawal amount of $5,000, no withdrawal charge would be imposed.

           This withdrawal would liquidate the Purchase Payments which were made in Contract Years 1 and 2, and would liquidate $500 of the Purchase Payment which was made in Contract Year 3.

        2. In the second instance, an $800 cash withdrawal payment had been made in the 5th Contract Year. Because the cash withdrawal payment was less than the $1,000 maximum free withdrawal amount in the 5th Contract year, no surrender charge would have been imposed. The $800 cash withdrawal payment would have liquidated $800 of the Purchase Payment in the 1st Contract Year.

           As a consequence, the maximum free withdrawal amount in the 7th Contract Year is only $4,200, consisting of $3,200 in old Payments ($1,200 remaining from Contract Year 1 and $2,000 from Contract Year 2) and $1,000 as 10% of new Payments. A $4,500 partial withdrawal exceeds the maximum free withdrawal amount by $300. Therefore the amount subject to the withdrawal charge is $300 and the withdrawal charge is $300 X 0.05, or $15. The amount of the cash withdrawal payment is the $4,500 partial withdrawal, minus the $15 withdrawal charge, or $4,485. The $4,500 partial withdrawal would be charged to the Contract's Accumulation Account in the form of cancelled Accumulation Units.

           This withdrawal would liquidate the remaining $1,200 from the Purchase Payment in Contract Year 1, the full $2,000 Purchase Payment from Contract Year 2, and $1,300 of the Payment from Contract Year 3.

    Suppose that the Owner of the Contract wanted to make a full surrender of the Contract in Contract Year 7 instead of a $4,500 partial withdrawal. The consequences would be as follows:

        1. In the first instance, where there were no previous cash withdrawal payments, we know from above that the maximum free withdrawal amount in the 7th Contract Year is $5,000. The sum of the old and new Payments not previously liquidated is $14,000 ($2,000 from each Contract Year). The amount subject to the withdrawal charge is thus $9,000. The withdrawal charge on full surrender would then be $9,000 X 0.05 or $450.

        2. In the second instance, where $800 had previously been withdrawn, we know from above that the maximum free withdrawal amount in the 7th Contract Year is $4,200. The sum of old and new Payments not previously liquidated is $14,000 less the $800 which was previously liquidated, or $13,200. The amount subject to the withdrawal charge is still $9,000 ($13,200-$4,200). The withdrawal charge on full surrender would thus be the same as in the first example.

                           SUN LIFE INSURANCE AND ANNUITY COMPANY
                             OF NEW YORK
                           Annuity Service Mailing Address:
                           80 Broad Street
                           New York, New York 10004


                           GENERAL DISTRIBUTOR
                           Clarendon Insurance Agency, Inc.
                           One Sun Life Executive Park
                           Wellesley Hills, Massachusetts 02481


                           LEGAL COUNSEL
                           Covington & Burling
                           1201 Pennsylvania Avenue, N.W.
                           P.O. Box 7566
                           Washington, D.C. 20044

                           AUDITORS
                           Deloitte & Touche LLP
                           125 Summer Street
                           Boston, Massachusetts 02110

                            CO1NY-13 5/99

                             PART C

                        OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) The following Financial Statements are included in this Amendment to the Registration Statement:

Included in Part A:

A.    Condensed Financial Information--Accumulation Unit Values.

Included in Part B:

A.   Financial Statements of the Registrant:

     1.    Statement of Condition, December 31, 1998;

     2.    Statement of Operations, Year Ended December 31, 1998;

     3.    Statements of Changes in Net Assets, Years Ended
           December 31, 1997 and 1996;

     4.    Notes to Financial Statements; and

     5.    Independent Auditors' Report.

B.   Financial Statements of the Depositor:

     1. Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus, December 31, 1998 and 1997;

     2. Statutory Statements of Operations, Years Ended December 31, 1998, 1997 and 1996;

     3. Statutory Statements of Changes in Capital Stock and Surplus, Years Ended December 31, 1998, 1997 and 1996;

     4. Statutory Statements of Cash Flow, Years Ended December 31, 1998, 1997 and 1996;

     5.    Notes to Statutory Financial Statements; and

     6.    Independent Auditors' Report.

     (b) The following Exhibits are incorporated by reference in this Amendment to the Registration Statement, unless otherwise indicated:

     (1) Resolution of the Board of Directors of the Depositor dated December 3, 1984, authorizing the establishment of the Registrant*;

     (2)   Not applicable;

     (3) (a) Marketing Coordination Agreement between the Depositor, MFS Fund Distributors, Inc. and Clarendon Insurance Agency, Inc.*;

           (b)(i)    Specimen Sales Operations and General Agent
Agreement*;

           (b)(ii)   Specimen Broker-Dealer Supervisory and Service Agreement*;

           (b)(iii)  Specimen Broker-Dealer Supervisory and Agreement*;

     (4) Form of Flexible Payment Deferred Combination Variable and Fixed Annuity Contract**;

     (5) Form of Application used with the variable annuity contract filed as Exhibit (4)**;

     (6) Declaration of Intent and Charter and the By-laws of the Depositor*;

     (7)   Not Applicable;

     (8)   Not Applicable;

     (9)   Previously filed;

     (10)  Consent of Deloitte & Touche****;

     (11)  None;

     (12)  Not Applicable;

     (13)  Not Applicable;

     (14)  Not Applicable;

     (15)  Powers of Attorney***;

_________________

   * Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 of the Registrant, File No. 33-41629

  ** Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 of the Registrant, File No. 2-95002, filed April 22, 1998.

 *** Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 of the Registrant, File No. 2-95002, filed February 26, 1999.

**** Filed herewith

     Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                                Positions and Offices
Business Address                                  with the Depositor
-----------------                                 ----------------------

Donald A. Stewart                              Chairman and Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9

C. James Prieur                                President and Director
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

John D. McNeil                                    Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9

David D. Horn                                     Director
Strong Road
New Vineyard, Maine 04956

John S. Lane                                      Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9

Richard B. Bailey                                 Director
63 Atlantic Avenue
Boston, Massachusetts 02110

M. Colyer Crum                                    Director
104 Westcliff Road
Weston, Massachusetts 02193

John G. Ireland                                   Director
280 Steamboat Road
Greenwich, Connecticut 06830

Donald B. Henderson, Jr.                          Director
125 West 55th Street
New York, New York 10019

Name and Principal                             Positions and Offices
Business Address                               with the Depositor
------------------                             -----------------------

Angus A. MacNaughton                           Director
Metro Tower, Suite 1170
950 Tower Lane
Foster City, California  94404-2121

Peter R. O'Flinn                               Director
LeBouef, Lamb, Greene and MacRae
125 West 55th Street
New York, New York 10019

Fioravante G. Perrotta, Esq.                   Director
13 Clark Lane
Essex, Connecticut 06426

Ralph F. Peters                                Director
66 Strimples Mill Road
Stockton, New Jersey

Frederick B. Whittemore                        Director
1221 Avenue of the Americas
New York, New York  10020

S. Caesar Raboy                                Director
220 Boylston Street
Boston, Massachusetts 02110

Robert P. Vrolyk                               Vice President, Controller
One Sun Life Executive Park                    and Actuary
Wellesley Hills, Massachusetts 02481

James M. A. Anderson                           Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

Michael A. Cohen                               Vice President and
80 Broad Street                                Regional Manager
New York, New York 10004

L. Brock Thomson                               Vice President
One Sun Life Executive Park                    and Treasurer
Wellesley Hills, Massachusetts 02481

Robert K. Leach                                Vice President, Individual
One Copley Place                               Annuities
Boston, Massachusetts 02116

Peter F. Demuth                                Vice President and Chief Counsel
One Sun Life Executive Park                    and Assistant Secretary
Wellesley Hills, Massachusetts 02481

Ellen B. King                                  Secretary
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

Item 26.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
            THE DEPOSITOR OR REGISTRANT

    No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York, which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.). Sun Life Assurance Company of Canada (U.S.) is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada.

    The following is a list of corporations directly or indirectly controlled by or under common control with Sun Life Assurance Company of Canada, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship:

                                                                      Percent of
                                                     State or Country Ownership
                                                     or Jurisdiction  of Voting
                                                     of Incorporation Securities
                                                     ---------------- ----------
Sun Life Assurance Company of Canada                 Canada             100%
--------------------------------------------------------------------------------
Sun Life Assurance Company of Canada--
  (U.S.) Operations Holdings, Inc..................  Delaware           100%
Sun Life Assurance Company of Canada
  (U.K.) Holdings plc+.............................  United Kingdom     100%
Sun Life of Canada Investment Management
  Limited .........................................  Canada             100%
Sun Life of Canada Benefit Management
  Limited .........................................  Canada             100%
Spectrum United Holdings, Inc.++ ..................  Canada             100%
Sun Canada Financial Co............................  Delaware           100%
McLean Budden Limited+++ ..........................  Canada              60%
Sun Life of Canada (U.S.) Holdings, Inc............  Delaware             0%*
Sun Life of Canada (U.S.) Financial
  Services Holdings, Inc...........................  Delaware             0%*
Sun Life of Canada Reinsurance (Barbados)
  Limited .........................................  Barbados               *
Sun Life of Canada (U.S.) Holdings General
  Partner .........................................  Delaware               *
Sun Life of Canada (U.S.) Capital Trust I .........  Delaware               *
Sun Life of Canada (U.S.) Limited Partnership I ...  Delaware               *
Sun Life Assurance Company of Canada
  (U.S.)...........................................  Delaware             0%**
Sun Life Insurance and Annuity Company of
  New York ........................................  New York             0%****
Sun Life of Canada (U.S.) Distributors.............  Delaware             0%****
Sun Benefit Services Company, Inc. ................  Delaware             0%****
Sun Life of Canada (U.S.) SPE 97-1, Inc. ..........  Delaware             0%****
Massachusetts Financial Services Company ..........  Delaware             0%***
New London Trust, F.S.B............................  Federally Chartered  0%****
Sun Life Information Series Ireland Limited .......  Republic of Ireland  0%****
Clarendon Insurance Agency, Inc. ..................  Massachusetts        0%*****
MFS Service Center, Inc............................  Delaware             0%*****
MFS/Sun Life Series Trust .........................  Massachusetts        0%******
Sun Capital Advisers, Inc. ........................  Delaware             0%****
MFS International, Ltd. ...........................  Ireland              0%*****
MFS Institutional Advisors, Inc....................  Delaware             0%*****
MFS Fund Distributors, Inc. .......................  Delaware             0%*****
MFS Retirement Services, Inc. .....................  Delaware             0%*****
Sun Life Financial Services Limited................  Bermuda              0%****


-------

   * 100% of the issued and outstanding voting securities is, directly or indirectly, owned by Sun Life Assurance Company of Canada --
          U.S. Operations Holdings, Inc.
   ** 100% of the issued and outstanding voting securities of Sun Life Assurance Company of Canada (U.S.) is owned by Sun Life of Canada (U.S.) Holdings, Inc.
   *** 85% of the issued and outstanding voting securities of Massachusetts Financial Services Company is owned by Sun Life
          Canada (U.S.) Financial Services Holdings, Inc.
   **** 100% of the issued and outstanding voting securities is owned by Sun Life Assurance Company of Canada (U.S.).
   ***** 100% of the issued and outstanding voting securities is owned by Massachusetts Financial Services Company.

   ****** 100% of the issued and outstanding voting securities of  MFS/Sun Life
          Series Trust is owned by separate accounts of Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York.

   +      Holding Company for parent's U.K. insurance, financial services and other subsidiaries.
   ++ Holding Company for mutual fund investment management and marketing subsidiaries.
   +++    Provides investment management services.

     Omits subsidiaries of Sun Life Assurance Company of Canada which are not "significant subsidiaries" (as that term is defined in Rule 8b-2 under Section 8 of the Investment Company Act of 1940) of Sun Life Assurance Company of Canada.


     None of the companies listed is a subsidiary of the Registrant, therefore the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

Item 27.   NUMBER OF CONTRACT OWNERS

     As of March 31, 1999 there were 155 qualified contracts, all of which were established pursuant to qualified plans.

Item 28.   INDEMNIFICATION

     Article 5, Section 5.6 of the By-laws of Sun Life Insurance and Annuity Company of New York, a copy of which was filed as Exhibit A.(6)(b) to the Registration Statement of the Registrant on Form N-8B-2 (File No. 811-4184), provides for indemnification of directors, officers and employees of Sun Life Insurance and Annuity Company of New York.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life
(N.Y.) of expenses incurred or paid by a director, officer, or controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS

     (a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G and I, Sun Life (N.Y.) Variable Accounts B and C and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments
Variable Account, Total Return Variable Account and Managed Sectors Variable Account.



Name and Principal              Positions and Offices
Business Address*                  with Underwriter
------------------              ----------------------

James M. A. Anderson...                Director
S. Caesar Raboy........                Director
C. James Prieur........                Director
Robert P. Vrolyk.......                Director
L. Brock Thomson.......      Vice President and Treasurer
Roy P. Creedon.........               Secretary
Maura A. Murphy........          Assistant Secretary
Donald E. Kaufman......            Vice President
Cynthia M. Orcutt......            Vice President
Laurie Lennox..........            Vice President
Peter A. Marion........              Tax Officer

-----------------

 * The principal business address of all directors and officers of the principal underwriter except Ms. Lennox is One Sun Life Executive Park, Wellesley Hills, Massachusetts 2481. The principal business address of Ms. Lennox is One Copley Place Boston, Massachusetts 02116.

      (c)  Inapplicable.


Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Insurance and Annuity Company of New York, in whole or in part, at its Home Office at 80 Broad Street, New York, New York 10004, or at the offices of Sun Life Assurance Company of Canada (U.S.) at One Copley Place, Boston Massachusetts 02116 and One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or at the offices of Clarendon Insurance Agency, Inc. at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31.  MANAGEMENT SERVICES

     Not applicable.

Item 32.  UNDERTAKINGS


    Representation with respect to Section 26(e) of the Investment Company Act of 1940.

    Sun Life Insurance and Annuity Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the insurance company.

      Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to the American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by Registrant.

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment No. 19 to its Registration Statement to be signed on its behalf in the Town of Wellesley Hills and Commonwealth of Massachusetts on this 27th day of April, 1999.

                               Sun Life (N.Y.)
                                 Variable Account A
                               (Registrant)

                               Sun Life Insurance and Annuity
                                 Company of New York
                               (Depositor)



                          By:   /s/ C. JAMES PRIEUR
                          -------------------------
                                     C. James Prieur
                                     President

Attest:    /s/ EDWARD M. SHEA
           -----------------------
               Edward M. Shea
               Assistant Vice President and Senior Counsel


    As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the dates indicated.


     Signatures                       Title                         Date
     ----------                       -----                         ----

*  /s/ C. JAMES PRIEUR             President and Director      April 27, 1999
-------------------------------    (Principal Executive
       C. James Prieur             Officer)

-----------------------------
* By Edward M. Shea pursuant to Power of Attorney filed as an Exhibit to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 of the Registrant, File No. 2-95002, filed February 26, 1999.

     Signatures                       Title                         Date
     ----------                       -----                         ----

                                 Vice President, Controller
                                   and Actuary (Principal
                                       Financial &
    /s/ ROBERT P. VROLYK            Accounting Officer)        April 27, 1999
-------------------------------
        Robert P. Vrolyk


                                   Chairman
*  /s/  DONALD A. STEWART            and Director              April 27, 1999
-------------------------------
        Donald A. Stewart


*    /s/ JOHN D. McNEIL            Director                    April 27, 1999
-----------------------------
         John D. McNeil


*   /s/ RICHARD B. BAILEY          Director                    April 27, 1999
-------------------------------
        Richard B. Bailey


*   /s/ DAVID D. HORN               Director                   April 27, 1999
-------------------------------
        David D. Horn


*   /s/ JOHN S. LANE               Director                    April 27, 1999
-------------------------------
        John S. Lane


*   /s/ JOHN G. IRELAND            Director                    April 27, 1999
-------------------------------
        John G. Ireland


*   /s/ DONALD B. HENDERSON, JR.   Director                    April 27, 1999
-------------------------------
        Donald B. Henderson


*   /s/ FIORAVANTE G. PERROTTA     Director                    April 27, 1999
--------------------------------
        Fioravante G. Perrotta


*  /s/ RALPH F. PETERS             Director                    April 27, 1999
--------------------------------
       Ralph F. Peters


*  /s/ S. CAESAR RABOY             Director                    April 27, 1999
--------------------------------
       S. Caesar Raboy

-----------------------------
* By Edward M. Shea pursuant to Power of Attorney filed as an Exhibit to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 of the Registrant, File No. 2-95002, filed February 26, 1999.

     Signatures                       Title                         Date
     ----------                       -----                         ----

*  /s/ PETER R. O'FLINN            Director                    April 27, 1999
-------------------------------
       Peter R. O'Flinn


*  /s/ ANGUS A. MacNAUGHTON        Director                    April 27, 1999
-------------------------------
       Angus A. MacNaughton


*  /s/ M. COLYER CRUM              Director                    April 27, 1999
-------------------------------
       M. Colyer Crum


*  /s/ FREDERICK B. WHITTEMORE     Director                    April 27, 1999
-------------------------------
       Frederick B. Whittemore


-----------------------------
* By Edward M. Shea pursuant to Power of Attorney filed as an Exhibit to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 of the Registrant, File No. 2-95002, filed February 26, 1999.